FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02790
                                   ---------

          FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
          ----------------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  3/31
                          ----

Date of reporting period: 12/31/06
                          --------



Item 1. Schedule of Investments.


Franklin California Tax-Free Income Fund

QUARTERLY STATEMENT OF INVESTMENTS

DECEMBER 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................    3

Notes to Statement of Investments .........................................   31

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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

Franklin California Tax-Free Income Fund

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

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                                                                                                 PRINCIPAL AMOUNT        VALUE
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
  LONG TERM INVESTMENTS 98.6%
  MUNICIPAL BONDS 98.6%
  CALIFORNIA 90.5%
  ABAG Finance Authority for Nonprofit Corps. COP,
      Butte Valley-Tulelake Rural Health, California Mortgage Insured, 6.65%, 10/01/22 .......   $        760,000   $       760,730
      California Mortgage Insured, 6.125%, 3/01/21 ...........................................          4,245,000         4,303,581
      Episcopal Home Foundation, Refunding, 5.125%, 7/01/13 ..................................          6,000,000         6,144,540
      Episcopal Home Foundation, Refunding, 5.125%, 7/01/18 ..................................         20,625,000        21,052,762
      Home for Jewish Parents, California Mortgage Insured, 5.625%, 5/15/22 ..................          5,000,000         5,135,300
      Lytton Gardens Inc., Refunding, California Mortgage Insured, 6.00%, 2/15/30 ............          5,000,000         5,176,600
      Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 ..........................          5,525,000         5,660,307
      Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/23 .................          5,000,000         5,112,350
  ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments,
    Series A, 5.45%, 4/01/39 .................................................................          5,500,000         5,560,225
  ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital Assn.,
      Series A, 6.125%, 8/15/20 ..............................................................         23,525,000        25,539,210
      Series C, 5.375%, 3/01/21 ..............................................................          5,000,000         5,261,750
  ABAG Revenue Tax Allocation, RDA Pool,
      Series A4, FSA Insured, 5.875%, 12/15/25 ...............................................          1,060,000         1,070,748
      Series A6, FSA Insured, 5.375%, 12/15/25 ...............................................          3,670,000         3,796,799
  ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding,
    Series A, FSA Insured, 5.30%, 10/01/21 ...................................................          5,450,000         5,696,776
  Alameda Corridor Transportation Authority Revenue,
      AMBAC Insured, zero cpn., 10/01/29 .....................................................         20,000,000         7,383,600
      AMBAC Insured, zero cpn., 10/01/30 .....................................................         22,000,000         7,755,880
      AMBAC Insured, zero cpn. to 10/01/12, 5.30% thereafter, 10/01/22 .......................         81,685,000        66,699,070
      AMBAC Insured, zero cpn. to 10/01/12, 5.30% thereafter, 10/01/23 .......................         70,015,000        57,055,924
      AMBAC Insured, zero cpn. to 10/01/12, 5.40% thereafter, 10/01/24 .......................         43,770,000        35,713,694
      AMBAC Insured, zero cpn. to 10/01/12, 5.45% thereafter, 10/01/25 .......................         32,960,000        26,897,008
      senior lien, Series A, MBIA Insured, 5.00%, 10/01/29 ...................................         24,490,000        25,331,721
  Alameda County COP, Alameda County Medical Center Project, MBIA Insured, ETM,
      5.00%, 6/01/23 .........................................................................         19,195,000        19,593,680
      5.30%, 6/01/26 .........................................................................          7,000,000         7,052,500
      5.00%, 6/01/28 .........................................................................          8,925,000         9,027,637
  Alvord USD, GO, Series A, FGIC Insured, ETM, 5.375%, 8/01/27 ...............................          6,100,000         6,270,129
  Anaheim PFA Lease Revenue,
      Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/24 ...............................................................................         26,855,000        12,430,911
      Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/26 ...............................................................................         29,430,000        12,388,853
      Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/27 ...............................................................................         22,860,000         9,190,406
      Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/28 ...............................................................................          8,425,000         3,234,021
      Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/29 ...............................................................................          4,320,000         1,583,064
      Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/32 ...............................................................................         13,665,000         4,351,483
      Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/33 ...............................................................................         37,070,000        11,260,012


                                          Quarterly Statement of Investments | 3

Franklin California Tax-Free Income Fund

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                                                                                                 PRINCIPAL AMOUNT        VALUE
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
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Anaheim PFA Lease Revenue, (continued)
      Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/34 ...............................................................................   $     24,970,000   $     7,233,559
      Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       3/01/37 ...............................................................................         16,080,000         4,152,499
      Public Improvements Project, Series A, FSA Insured, 5.00%, 9/01/27 .....................          8,900,000         9,049,342
      Public Improvements Project, Series A, FSA Insured, 5.00%, 3/01/37 .....................        100,000,000       101,632,000
  Anaheim PFAR, Distribution System, second lien, MBIA Insured, 5.00%,
      10/01/29 ...............................................................................          4,325,000         4,577,753
      10/01/34 ...............................................................................          5,500,000         5,806,515
  Anaheim UHSD, GO,
      Capital Appreciation, Series A, FSA Insured, zero cpn., 8/01/26 ........................          8,570,000         3,620,911
      Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/25 ....................................          3,900,000         4,185,675
  Antioch Area Public Facilities Financing Agency Special Tax, CFD No. 1989-1,
    MBIA Insured, 5.50%, 8/01/22 .............................................................          4,870,000         5,021,701
  Antioch PFA, Reassessment Revenue, sub. lien, Refunding, Sub Series B,
      5.50%, 9/02/08 .........................................................................          1,140,000         1,166,323
      5.60%, 9/02/09 .........................................................................          1,205,000         1,237,451
  Arcadia Hospital Revenue, Methodist Hospital of Southern California,
      6.50%, 11/15/12 ........................................................................          1,670,000         1,671,670
      6.625%, 11/15/22 .......................................................................          3,750,000         3,753,900
  Baldwin Park PFAR Tax Allocation, Refunding, Series A, 7.75%, 8/01/19 ......................          4,955,000         4,961,491
  Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding,
    Series F, 5.00%, 4/01/31 .................................................................         51,255,000        54,616,303
  Belmont Redwood Shores School District, Series A, Pre-Refunded, 5.50%, 9/01/22 .............          6,500,000         6,712,745
  Beverly Hills USD, GO, Election of 2002, Series B, 5.00%, 8/01/30 ..........................          8,590,000         9,163,125
  Bonita USD, GO, Election of 2004,
      Series A, MBIA Insured, 5.00%, 8/01/27 .................................................          5,100,000         5,416,608
      Series B, FGIC Insured, 5.00%, 8/01/31 .................................................          5,200,000         5,572,476
  Brentwood 1915 Act Revenue, Infrastructure Financing, Reassessment, Refunding, Series A,
    FSA Insured, 5.80%, 9/02/17 ..............................................................          5,100,000         5,219,136
  Brentwood Infrastructure Financing Authority Infrastructure Revenue, Refunding, Series A,
      AMBAC Insured, 5.00%,
       9/02/30 ...............................................................................          5,685,000         6,093,069
       9/02/34 ...............................................................................          5,000,000         5,338,700
  Byron USD, GO, Series A, FGIC Insured, 5.00%, 8/01/31 ......................................          5,145,000         5,495,889
  Calexico USD, GO, Refunding, MBIA Insured, 5.25%, 8/01/33 ..................................          4,285,000         4,649,396
  California Counties Lease Financing Authority COP, CSAC Financing Corp.,
    Amador County Project, ETM, 7.70%, 10/01/09 ..............................................          1,050,000         1,116,612
  California County Tobacco Securitization Agency Revenue, Asset-Backed,
      Alameda County, 5.875%, 6/01/35 ........................................................          7,500,000         7,978,725
      Gold Country Funding Corp., Pre-Refunded, 6.00%, 6/01/38 ...............................         10,000,000        11,148,700
      Golden Gate Corp., Series A, 6.00%, 6/01/43 ............................................         10,000,000        10,772,200
      Kern County Corp., Series A, 6.125%, 6/01/43 ...........................................         28,135,000        30,475,269
      Kern County Corp., Series B, 6.25%, 6/01/37 ............................................         19,460,000        21,243,509
      Stanislaus Fund, Series A, 5.875%, 6/01/43 .............................................          8,690,000         9,223,305
  California County Tobacco Securitization Agency Tobacco Revenue, Asset-Backed,
      Merced Funding Corp., Series A, Pre-Refunded, 5.875%, 6/01/43 ..........................         10,235,000        11,348,466
      Sonoma County Corp., Series A, Pre-Refunded, 5.875%, 6/01/43 ...........................         30,000,000        33,263,700


4 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

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                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Educational Facilities Authority Revenue,
      Chapman University, Refunding, Connie Lee Insured, 5.125%, 10/01/26 ....................   $      2,545,000   $     2,597,987
      Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/32 ...........          8,435,000         1,768,904
      Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/33 ...........          8,435,000         1,658,574
      Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/34 ...........          8,435,000         1,555,077
      Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/35 ...........          8,435,000         1,457,990
      Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/36 ...........          8,435,000         1,366,976
      Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/37 ...........          8,435,000         1,281,614
      Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/38 ...........          8,435,000         1,201,650
      Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/39 ...........          8,435,000         1,126,663
      Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/26 ..............          7,620,000         3,226,994
      Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/27 ..............          7,365,000         2,980,174
      Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/28 ..............          4,120,000         1,592,545
      Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/30 ..............          5,685,000         2,004,190
      Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/31 ..............          7,615,000         2,563,057
      Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/32 ..............          7,615,000         2,446,471
      Occidental College, Series A, MBIA Insured, 5.00%, 10/01/36 ............................          7,275,000         7,724,013
      Pepperdine University, Refunding, Series B, AMBAC Insured, 5.00%, 12/01/32 .............          5,000,000         5,317,450
      Pooled College and University, Series B, 6.75%, 6/01/30 ................................         11,495,000        12,655,305
      Santa Clara University, AMBAC Insured, zero cpn., 9/01/26 ..............................          5,800,000         2,465,174
      Stanford University, Refunding, Series O, 5.125%, 1/01/31 ..............................         21,250,000        21,740,662
      Student Loan Program, Series A, MBIA Insured, 6.00%, 3/01/16 ...........................            500,000           511,420
  California Health Facilities Financing Authority Revenue,
      Casa Colina, 6.125%, 4/01/32 ...........................................................         10,300,000        11,067,968
      Catholic Healthcare West, 2005, Refunding, Series A, 5.00%, 7/01/18 ....................         26,345,000        27,048,148
      Catholic Healthcare West, 2005, Refunding, Series A, 5.00%, 7/01/28 ....................        122,575,000       124,773,995
      Catholic Healthcare West, 2005, Series A, Pre-Refunded, 5.00%, 7/01/18 .................          1,750,000         1,803,918
      Catholic Healthcare West, 2005, Series A, Pre-Refunded, 5.00%, 7/01/28 .................         17,270,000        17,802,089
      Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.75%, 7/01/15 ............         12,500,000        12,874,750
      Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/17 ............          5,680,000         5,798,542
      Catholic Healthcare West, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/17 .........          1,480,000         1,520,182
      Catholic Healthcare West, Series A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/24 ........          3,125,000         3,211,750
      Catholic Healthcare West, Series A, Pre-Refunded, 5.00%, 7/01/18 .......................         11,905,000        12,271,793
      Catholic Healthcare West, Series G, 5.25%, 7/01/23 .....................................          3,000,000         3,186,810
      Catholic, 2005, Refunding, Series A, MBIA Insured, 5.00%, 7/01/17 ......................          3,390,000         3,477,496
      Catholic, 2005, Refunding, Series A, MBIA Insured, 5.125%, 7/01/24 .....................          7,825,000         8,028,215
      Catholic, 2005, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/17 ...................            130,000           133,530
      Catholic, 2005, Series A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/24 ..................            550,000           565,268
      Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%, 8/01/17 ...................          8,355,000         8,586,935
      Cedars-Sinai Medical Center, Series B, MBIA Insured, 5.25%, 8/01/27 ....................         52,500,000        53,948,475
      County Program, Series B, 7.20%, 1/01/12 ...............................................          1,930,000         1,932,162
      El Proyecto, Series A, California Mortgage Insured, 5.50%, 12/01/22 ....................          3,350,000         3,418,876
      Enloe Health System, Refunding, Series A, FSA Insured, 5.00%, 11/15/18 .................          5,000,000         5,156,100
      Enloe Health System, Refunding, Series A, FSA Insured, 5.00%, 11/15/28 .................         25,390,000        26,076,292
      Families First, Refunding, Series A, California Mortgage Insured, 6.00%, 12/01/25 ......         11,365,000        11,982,460
      Feedback Foundation Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22 .......          1,445,000         1,446,272
      Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21 ..............................         71,050,000        71,049,289
      Insured Health Facility, Help Group, Series A, California Mortgage Insured, 6.10%,
       8/01/25 ...............................................................................         12,905,000        13,550,637


                                          Quarterly Statement of Investments | 5

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Health Facilities Financing Authority Revenue, (continued)
      Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 .......................................   $     46,000,000   $    47,039,140
      Kaiser Permanente, Series A, FSA Insured, ETM, 5.00%, 6/01/20 ..........................         32,295,000        33,199,260
      Kaiser Permanente, Series A, FSA Insured, ETM, 5.00%, 6/01/24 ..........................        136,775,000       140,254,556
      Kaiser Permanente, Series A, zero cpn., 10/01/11 .......................................         13,970,000        11,626,672
      Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 ......................................          7,515,000         7,784,939
      Kaiser Permanente, Series B, ETM, 5.00%, 10/01/18 ......................................         38,260,000        39,454,860
      Kaiser Permanente, Series B, ETM, 5.00%, 10/01/20 ......................................         38,020,000        39,187,974
      Kaiser Permanente, Series B, ETM, 5.40%, 5/01/28 .......................................         80,000,000        81,807,200
      Lucile Salter Packard Hospital, Series C, AMBAC Insured, 5.00%, 8/15/26 ................          6,000,000         6,299,160
      Marshall Hospital, Refunding, Series A, California Mortgage Insured, 5.30%, 11/01/28 ...          5,500,000         5,643,220
      Northern California Presbyterian, Refunding, 5.40%, 7/01/28 ............................          6,340,000         6,413,227
      Paradise Valley Estates, Refunding, California Mortgage Insured, 5.125%, 1/01/22 .......          6,610,000         6,945,193
      Paradise Valley Estates, Refunding, California Mortgage Insured, 5.25%, 1/01/26 ........          5,000,000         5,267,450
      Pomona Valley Hospital, Refunding, Series A, MBIA Insured, 5.625%, 7/01/19 .............          8,500,000         8,749,730
      Small Facilities Loan, Health Facilities, Refunding, Series B, California Mortgage
       Insured, 7.50%, 4/01/22 ...............................................................          1,205,000         1,216,182
      Small Facilities Loan, Health Facilities, Series A, California Mortgage Insured, 6.75%,
       3/01/20 ...............................................................................            655,000           658,164
      Small Facilities Program, Refunding, Series A, FGIC Insured, 5.00%, 4/01/25 ............         10,915,000        11,540,757
      Southern California, Series A, California Mortgage Insured, 5.50%, 12/01/22 ............          3,070,000         3,135,023
      Sutter Health, Refunding, Series A, FSA Insured, 5.25%, 8/15/27 ........................          5,300,000         5,448,877
      Sutter Health, Refunding, Series A, MBIA Insured, 5.875%, 8/15/16 ......................          5,750,000         5,870,578
      Sutter Health, Refunding, Series A, MBIA Insured, 5.35%, 8/15/28 .......................          6,170,000         6,444,010
      Sutter Health, Series A, FSA Insured, 5.00%, 8/15/37 ...................................         61,000,000        62,514,020
      Sutter Health, Series A, MBIA Insured, 5.375%, 8/15/30 .................................         10,600,000        10,953,192
      Sutter Health, Series A, MBIA Insured, Pre-Refunded, 5.35%, 8/15/28 ....................            480,000           505,598
      The Episcopal Home, California Mortgage Insured, 5.30%, 2/01/32 ........................         28,150,000        29,564,256
      The Help Group, Refunding, California Mortgage Insured, 5.40%, 8/01/22 .................          7,420,000         7,635,774
      UCSF-Stanford Health Care, Refunding, Series A, FSA Insured, 5.00%, 11/15/31 ...........          5,750,000         5,912,725
      UCSF-Stanford Health Care, Refunding, Series B, AMBAC Insured, 5.00%, 11/15/28 .........         25,000,000        25,712,250
      UCSF-Stanford Health Care, Refunding, Series B, FSA Insured, 5.00%, 11/15/31 ...........         26,920,000        27,681,836
      Valleycare Hospital Corp., Refunding, California Mortgage Insured, 5.50%, 5/01/20 ......         11,640,000        11,937,518
  California Health Facilities, Financing Authority Revenue, Insured Health Facility,
    Valleycare, Series A, California Mortgage Insured, 5.25%, 5/01/22 ........................          5,000,000         5,282,050
  California HFA, SFM Purchase Revenue, Series A-2, FHA Insured, 6.45%, 8/01/25 ..............            245,000           246,088
  California HFAR,
      Home Mortgage, Capital Appreciation, Series A, zero cpn., 8/01/16 ......................            575,000           225,889
      Home Mortgage, Series K, 4.75%, 8/01/36 ................................................         10,000,000        10,073,000
      Home Mortgage, Series N, AMBAC Insured, zero cpn. to 2/01/10, 6.30% thereafter,
       8/01/31 ...............................................................................          2,605,000         2,182,182
      MFHR II, Series A, AMBAC Insured, 6.25%, 2/01/37 .......................................          1,235,000         1,251,598
      MFHR III, Series B, MBIA Insured, 5.50%, 8/01/39 .......................................         11,950,000        12,268,826
      Series B-1, Class 1, Series B-1, AMBAC Insured, 5.65%, 8/01/28 .........................          2,185,000         2,226,209
  California Infrastructure and Economic Development Bank Revenue,
      Bay Area Toll Bridges, first lien, Series A, AMBAC Insured, Pre-Refunded,
       5.00%, 7/01/33 ........................................................................          5,000,000         5,675,000


6 |  Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Infrastructure and Economic Development Bank Revenue, (continued)
      Bay Area Toll Bridges, first lien, Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/29    $     50,985,000   $    57,522,297
      Kaiser Hospital Assistance I LLC, Series B, 5.50%, 8/01/31 .............................         10,000,000        10,662,100
      Kaiser Hospital Assistance II LLC, Series A, 5.55%, 8/01/31 ............................         34,000,000        36,321,180
  California PCFA, PCR,
      Pacific Gas and Electric Co., Mandatory Put 6/01/07, Refunding, Series B, FGIC Insured,
       3.50%, 12/01/23 .......................................................................          5,000,000         4,996,600
      Pacific Gas and Electric Co., Refunding, Series A, MBIA Insured, 5.35%, 12/01/16 .......         31,500,000        33,702,480
      San Diego Gas and Electric Co., Series A, 5.85%, 6/01/21 ...............................         32,535,000        32,556,148
  California Resources Efficiency Financing Authority COP, Capital Improvement Program,
      Refunding, AMBAC Insured,
       5.625%, 4/01/22 .......................................................................         10,365,000        10,619,253
       5.75%, 4/01/27 ........................................................................          7,885,000         8,080,785
  California State Department of Veteran Affairs Home Purchase Revenue,
      Refunding, Series A, 5.40%, 12/01/28 ...................................................          9,580,000         9,822,661
      Refunding, Series B, 5.50%, 12/01/18 ...................................................          2,500,000         2,570,400
      Series A, 5.20%, 12/01/27 ..............................................................         31,000,000        31,090,520
      Series B, 5.20%, 12/01/28 ..............................................................          5,975,000         5,992,686
  California State Department of Water Resources Central Valley Project Revenue, Water System,
      Refunding, Series S, 5.00%, 12/01/29 ...................................................         24,595,000        25,090,589
      Refunding, Series U, 5.00%, 12/01/29 ...................................................         12,000,000        12,338,160
      Refunding, Series Y, FGIC Insured, 5.00%, 12/01/25 .....................................         20,000,000        21,097,000
      Series Q, MBIA Insured, 5.375%, 12/01/27 ...............................................         20,055,000        20,376,281
  California State Department of Water Resources Power Supply Revenue, Series A, Pre-Refunded,
      5.25%, 5/01/20 .........................................................................         50,000,000        54,528,500
      5.375%, 5/01/21 ........................................................................         22,000,000        24,124,980
      5.375%, 5/01/22 ........................................................................         34,020,000        37,305,992
  California State GO,
      5.00%, 2/01/22 .........................................................................          7,000,000         7,378,910
      6.00%, 5/01/24 .........................................................................          2,565,000         2,583,032
      5.125%, 4/01/25 ........................................................................          5,000,000         5,311,550
      5.20%, 4/01/26 .........................................................................         17,000,000        18,182,350
      5.25%, 4/01/27 .........................................................................          5,000,000         5,347,100
      5.25%, 4/01/29 .........................................................................          5,580,000         5,956,594
      5.25%, 4/01/34 .........................................................................         20,000,000        21,298,200
      AMBAC Insured, 5.90%, 3/01/25 ..........................................................            210,000           210,767
      FGIC Insured, 6.00%, 8/01/19 ...........................................................            905,000           906,629
      FGIC Insured, 5.625%, 10/01/26 .........................................................          8,645,000         8,772,427
      FSA Insured, 5.50%, 4/01/19 ............................................................            570,000           572,633
      FSA Insured, 5.50%, 3/01/20 ............................................................            850,000           852,559
      FSA Insured, Pre-Refunded, 5.50%, 9/01/29 ..............................................         30,000,000        31,774,500
      MBIA Insured, 5.00%, 10/01/23 ..........................................................          4,055,000         4,130,058
      MBIA Insured, 6.00%, 8/01/24 ...........................................................            990,000           991,782
      MBIA Insured, Pre-Refunded, 5.00%, 10/01/23 ............................................            945,000           964,798
      Pre-Refunded, 5.25%, 9/01/23 ...........................................................         19,750,000        20,877,527
      Pre-Refunded, 5.25%, 10/01/23 ..........................................................          9,250,000         9,789,275
      Principal Eagles II, Series 3, zero cpn., 3/01/09 ......................................          7,500,000         6,913,275
      Principal Eagles II, Series 6, zero cpn., 3/01/09 ......................................          5,000,000         4,608,850
      Principal M-Raes, Series 8, zero cpn., 4/01/09 .........................................          9,000,000         8,262,630


                                          Quarterly Statement of Investments | 7

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California State GO, (continued)
      Refunding, 5.25%, 9/01/23 ..............................................................   $      1,250,000   $     1,321,363
      Refunding, 5.625%, 9/01/24 .............................................................            255,000           258,320
      Refunding, 5.00%, 2/01/27 ..............................................................         46,000,000        47,899,340
      Refunding, 5.00%, 8/01/28 ..............................................................         10,000,000        10,570,800
      Refunding, 5.00%, 2/01/29 ..............................................................         13,000,000        13,524,680
      Refunding, 5.25%, 2/01/29 ..............................................................         44,000,000        46,670,800
      Refunding, 5.25%, 2/01/29 ..............................................................         10,000,000        10,540,500
      Refunding, 5.25%, 2/01/30 ..............................................................         30,000,000        31,607,400
      Refunding, 5.00%, 2/01/32 ..............................................................         19,010,000        19,830,852
      Refunding, 5.25%, 4/01/32 ..............................................................         10,000,000        10,541,700
      Refunding, AMBAC Insured, 5.00%, 4/01/23 ...............................................          6,250,000         6,563,625
      Refunding, MBIA Insured, 5.00%, 10/01/32 ...............................................          5,000,000         5,243,500
      Series BR, 5.30%, 12/01/29 .............................................................         13,000,000        13,034,190
      Various Purpose, 5.125%, 4/01/24 .......................................................         10,000,000        10,636,000
      Various Purpose, 5.00%, 8/01/35 ........................................................         31,545,000        33,229,188
      Various Purpose, AMBAC Insured, 5.00%, 4/01/31 .........................................         30,000,000        31,609,800
      Various Purpose, Refunding, 5.25%, 12/01/26 ............................................         12,915,000        13,829,640
      Various Purpose, Refunding, 5.00%, 6/01/31 .............................................         30,465,000        32,109,196
      Veterans Bonds, Refunding, Series BH, 5.60%, 12/01/32 ..................................         50,060,000        50,060,000
      Veterans Bonds, Refunding, Series BH, FSA Insured, 5.50%, 12/01/24 .....................         16,440,000        16,440,000
  California State Local Government Finance Authority Revenue, Marin Valley Mobile, Series A,
    FSA Insured, 5.85%, 10/01/27 .............................................................          6,735,000         6,977,729
  California State Public Works Board Lease Revenue,
      California Science Center, Series A, 5.25%, 10/01/22 ...................................          8,645,000         8,905,993
      Department of Corrections, Series C, 5.00%, 6/01/24 ....................................         12,225,000        12,805,687
      Department of Corrections, Series C, 5.00%, 6/01/25 ....................................          4,810,000         5,017,984
      Department of Corrections, Series C, 5.25%, 6/01/28 ....................................         25,475,000        27,063,621
      Department of Mental Health, Coalinga, Series A, 5.00%, 6/01/25 ........................         12,000,000        12,589,680
      Department of Mental Health, Coalinga, Series A, 5.125%, 6/01/29 .......................         56,500,000        59,574,730
      Trustees of California State University, Refunding, Series A, 5.00%, 10/01/19 ..........          7,500,000         7,711,125
      University of California Research Project, Series E, 5.00%, 10/01/29 ...................          5,280,000         5,610,158
      University of California Research Project, Series E, 5.00%, 10/01/30 ...................          5,550,000         5,892,491
      University of California, Various Projects, Refunding, Series A, 5.50%, 6/01/21 ........         14,000,000        14,007,420
      Various California Community Colleges Projects, Refunding, Series A, 5.90%, 4/01/17 ....          8,320,000         8,529,331
      Various University of California Projects, Refunding, Series A, 5.00%, 6/01/23 .........         23,175,000        23,199,334
      Various University of California Projects, Series B, 5.50%, 6/01/19 ....................         13,000,000        13,006,890
  California State University at Channel Islands Financing Authority Revenue,
    East Campus Community, Series A, MBIA Insured, 5.00%, 9/01/31 ............................         11,000,000        11,443,740
  California State University Revenue,
      Systemwide, Refunding, Series A, FSA Insured, 5.00%, 11/01/34 ..........................          5,000,000         5,281,950
      Systemwide, Series A, FSA Insured, 5.00%, 11/01/29 .....................................         10,000,000        10,589,900
      Systemwide, Series C, MBIA Insured, 5.00%, 11/01/26 ....................................         20,970,000        22,466,839
      Systemwide, Series C, MBIA Insured, 5.00%, 11/01/29 ....................................         22,705,000        24,273,461
      Systemwise, Series A, AMBAC Insured, 5.00%, 11/01/35 ...................................         16,925,000        17,989,244
  California Statewide CDA Revenue, 5.50%, 10/01/33 ..........................................         45,465,000        48,420,680


8 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Statewide CDA Revenue COP, Capital Appreciation, Hospital, Triad
      Health Care, California Mortgage Insured, ETM, zero cpn.,
       8/01/09 ...............................................................................   $      6,450,000   $     5,851,182
       8/01/10 ...............................................................................          6,745,000         5,860,663
       8/01/11 ...............................................................................          3,115,000         2,591,773
  California Statewide CDA Revenue,
      COP, CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured,
       Pre-Refunded, ETM, 5.75%, 10/01/25 ....................................................         24,545,000        28,110,407
      COP, ETM, 5.90%, 8/01/21 ...............................................................          4,000,000         4,135,040
      COP, Southern California Development Corp., California Mortgage Insured, 6.10%,
       12/01/15 ..............................................................................          2,080,000         2,102,672
      Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/24 .......................          6,000,000         6,379,980
      Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/30 .......................          5,000,000         5,273,050
      Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/35 .......................          5,000,000         5,255,000
      Daughters of Charity Health, Refunding, Series A, 5.00%, 7/01/39 .......................         11,000,000        11,283,030
      Daughters of Charity Health, Refunding, Series H, 5.25%, 7/01/25 .......................          4,170,000         4,424,954
      East Campus Apartments LLC, Series A, ACA Insured, 5.50%, 8/01/22 ......................         11,000,000        11,631,070
      East Campus Apartments LLC, Series A, ACA Insured, 5.625%, 8/01/34 .....................         25,000,000        26,486,000
      Health Facility, Adventist Health, Series A, 5.00%, 3/01/30 ............................          6,300,000         6,556,410
      Health Facility, Adventist Health, Series A, 5.00%, 3/01/35 ............................         14,000,000        14,550,340
      Huntington Memorial Hospital, Refunding, 5.00%, 7/01/27 ................................         22,000,000        23,054,020
      Huntington Memorial Hospital, Refunding, 5.00%, 7/01/35 ................................         50,000,000        51,891,000
      Insured Health Facility, Jewish Home, California Mortgage Insured, 5.50%, 11/15/33 .....         20,400,000        22,041,792
      Kaiser Permanente, Series A, 5.50%, 11/01/32 ...........................................         27,000,000        28,666,440
      Kaiser Permanente, Series B, 5.00%, 3/01/41 ............................................         75,000,000        77,670,750
      Los Angeles Orthopedic Hospital Foundation, AMBAC Insured, 5.75%, 6/01/30 ..............         10,000,000        10,181,800
      Mission Community, California Mortgage Insured, 5.375%, 11/01/21 .......................          7,670,000         8,109,107
      Mission Community, California Mortgage Insured, 5.375%, 11/01/26 .......................          9,755,000        10,275,722
      Refunding, California Mortgage Insured, 5.50%, 1/01/28 .................................          3,615,000         3,871,520
      Series B, 5.625%, 8/15/42 ..............................................................         51,000,000        54,466,980
      Stovehaven Apartments Project, Series A, ACA Insured, 5.875%, 7/01/32 ..................          4,945,000         5,338,820
      Sutter Health, Refunding, Series A, 5.00%, 11/15/43 ....................................         96,800,000       100,515,184
  California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program,
      Series A, FSA Insured, 5.25%, 10/01/24 .................................................          5,000,000         5,435,000
      Series A, FSA Insured, 5.00%, 10/01/29 .................................................          3,000,000         3,175,320
      Series B, FSA Insured, Pre-Refunded, 5.65%, 10/01/26 ...................................          3,485,000         3,741,461
      Series B, FSA Insured, Pre-Refunded, 5.65%, 10/01/26 ...................................          1,515,000         1,618,247
  California Statewide CDA,
      COP, Catholic Healthcare West, 6.50%, 7/01/20 ..........................................          2,415,000         2,625,202
      COP, Catholic Healthcare West, Pre-Refunded, 6.50%, 7/01/20 ............................          5,575,000         6,136,737
      COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ..................................         37,685,000        38,849,466
      COP, FSA Insured, 5.50%, 8/15/31 .......................................................          9,000,000         9,456,120
      COP, Kaiser Permanente, ETM, 5.30%, 12/01/15 ...........................................         32,200,000        34,217,974
      COP, MBIA Insured, 5.00%, 4/01/18 ......................................................          7,000,000         7,165,620
      COP, MBIA Insured, 5.125%, 4/01/23 .....................................................          6,000,000         6,149,460
      COP, St. Joseph Health System, Refunding, 5.125%, 7/01/17 ..............................          5,000,000         5,125,400
      COP, St. Joseph Health System, Refunding, 5.25%, 7/01/21 ...............................         16,250,000        16,657,712


                                          Quarterly Statement of Investments | 9

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Statewide CDA, (continued)
      COP, The Internext Group, 5.375%, 4/01/17 ..............................................   $     10,085,000   $    10,329,158
      COP, The Internext Group, 5.375%, 4/01/30 ..............................................         67,480,000        68,637,282
      MFHR, Borregas Court Project, Series J, GNMA Secured, 6.30%, 3/20/39 ...................          7,288,000         7,768,425
      MFHR, Series E, FNMA Insured, 6.40%, 6/01/28 ...........................................          8,000,000         8,127,680
  California Valley HFAR, Home Mortgage, MBIA Insured, 5.65%, 2/01/27 ........................          6,380,000         6,512,959
  Camarillo Community Development Commission Tax Allocation, Camarillo Corridor Project,
    Refunding, AMBAC Insured, 5.00%, 9/01/36 .................................................          7,800,000         8,204,586
  Camarillo COP, Capital Improvement Corp., ETM, 7.625%, 4/01/08 .............................          1,010,000         1,036,088
  Campbell Housing Facility Revenue, San Tomas Gardens Project, Series A, 6.625%,
    10/20/34 .................................................................................          5,615,000         5,630,834
  Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A, 6.00%,
    10/01/33 .................................................................................          5,000,000         5,478,650
  Campbell USD, Series B, FGIC Insured, zero cpn.,
      8/01/20 ................................................................................          5,000,000         2,802,650
      8/01/21 ................................................................................          6,280,000         3,354,022
  Capistrano University School CFD Special Tax, Number 90-2 Talega,
      5.875%, 9/01/33 ........................................................................          5,815,000         6,082,955
      6.00%, 9/01/33 .........................................................................          7,100,000         7,485,033
  Castaic Lake Water Agency Revenue COP, Refunding, Series C, MBIA Insured, 5.00%,
      8/01/30 ................................................................................          5,215,000         5,551,524
      8/01/36 ................................................................................          6,500,000         6,906,315
  Centinela Valley UHSD, GO, Refunding, Series A, MBIA Insured, 5.50%, 8/01/33 ...............         15,630,000        19,180,511
  Central California Joint Powers Health Financing Authority COP,
      Community Hospitals of Central California,
       6.00%, 2/01/20 ........................................................................          5,000,000         5,247,750
       5.625%, 2/01/21 .......................................................................          6,750,000         7,034,917
       6.00%, 2/01/30 ........................................................................         34,960,000        36,508,029
       5.75%, 2/01/31 ........................................................................         18,070,000        18,727,387
  Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured,
    5.00%, 11/01/22 ..........................................................................          6,675,000         7,297,110
  Chabot-Las Positas Community College District GO, Capital Appreciation Bonds, Series C,
      AMBAC Insured, zero cpn.,
       8/01/38 ...............................................................................         52,010,000        11,045,884
       8/01/39 ...............................................................................         54,045,000        10,916,009
       8/01/40 ...............................................................................         56,165,000        10,764,022
       8/01/41 ...............................................................................         58,365,000        10,637,021
  Chaffey UHSD, GO,
      Series B, 5.00%, 8/01/25 ...............................................................          6,510,000         6,798,849
      Series C, FSA Insured, 5.00%, 5/01/27 ..................................................          6,980,000         7,370,252
  Chino Valley USD, GO, Election of 2002, Series D, FGIC Insured, 5.00%, 8/01/31 .............          5,000,000         5,361,450
  Chula Vista COP, Cops Phase I, MBIA Insured, 5.00%, 3/01/34 ................................         10,360,000        10,977,145
  Chula Vista IDR,
      Adjustment, San Diego Gas and Electric Co., Series B, 5.50%, 12/01/21 ..................         14,000,000        15,288,280
      Daily, San Diego Gas and Electric Co., Series A, 5.30%, 7/01/21 ........................          8,500,000         9,141,325
  Claremont RDA Tax Allocation, Consolidated Redevelopment Project, Refunding, 5.50%,
    8/01/23 ..................................................................................          4,950,000         5,269,226


10 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Clovis USD, GO, Election of 2004, Series B, MBIA Insured, 5.00%, 8/01/25 ...................   $      4,135,000   $     4,454,305
  Colton Joint USD, GO, Election of 2001, Series B, FGIC Insured, 5.00%, 8/01/27 .............          7,000,000         7,434,560
  Colusa County COP, ABAG Finance Corp., Series B, 7.00%, 2/01/18 ............................          1,480,000         1,482,768
  Commerce Joint Powers Financing Authority Revenue, Redevelopment Projects, Series B,
    Radian Insured, 5.125%, 8/01/35 ..........................................................          8,310,000         8,650,461
  Compton COP, Civic Center and Capital Improvement, Refunding, Series A, 5.50%, 9/01/15 .....          5,000,000         5,156,350
  Compton USD, GO, AMBAC Insured, 5.00%, 6/01/29 .............................................          5,660,000         6,026,825
  Contra Costa Community College District GO, Election of 2002, FGIC Insured, 5.00%,
    8/01/26 ..................................................................................         11,700,000        12,291,084
  Contra Costa County COP, Merrithew Memorial Hospital Project,
      ETM, zero cpn., 11/01/15 ...............................................................          6,810,000         4,851,376
      Refunding, MBIA Insured, 5.50%, 11/01/22 ...............................................         11,000,000        11,365,860
  Contra Costa Home Mortgage Finance Authority HMR,
      Mandatory Sinking Fund 3/01/08, Pre-Refunded, zero coupon., 9/01/17.....................          9,635,000         3,193,232
      Mandatory Sinking Fund 9/01/08, Pre-Refunded, zero coupon., 9/01/17.....................          8,095,000         2,786,056
      Mandatory Sinking Fund 3/01/09, Pre-Refunded, zero coupon., 9/01/17.....................          8,615,000         3,073,057
      Mandatory Sinking Fund 9/01/09, Pre-Refunded, zero coupon., 9/01/17.....................          7,135,000         2,641,805
      Mandatory Sinking Fund 3/01/10, Pre-Refunded, zero coupon., 9/01/17.....................          7,700,000         2,953,797
      Mandatory Sinking Fund 9/01/10, Pre-Refunded, zero coupon., 9/01/17.....................          6,275,000         2,497,889
      Pre-Refunded, zero coupon., 9/01/17.....................................................         10,770,000         3,309,944
  Contra Costa School Financing Authority Revenue, Antioch USD Community, Series B,
    zero cpn., 9/01/07 .......................................................................            135,000           129,921
  Contra Costa Transportation Authority Revenue, Sales Tax, Series A,
      ETM, 6.875%, 3/01/07 ...................................................................          4,900,000         4,925,823
      FGIC Insured, ETM, 6.50%, 3/01/09 ......................................................          1,000,000         1,036,530
  Corcoran Hospital District Revenue, Series A, California Mortgage Insured, 6.55%, 7/01/12 ..            705,000           705,613
  Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ...............         15,000,000        17,661,900
  Corona-Norco USD, PFA Special Tax Revenue, Series A, 5.40%, 9/01/35 ........................          7,140,000         7,323,070
  Coronado CDA Tax Allocation, Coronado Community Development Project, Refunding,
    MBIA Insured, 5.00%, 9/01/34 .............................................................          6,115,000         6,396,229
  CSAC Finance Corp. COP, Sutter County, Health Facilities Program, 7.80%, 1/01/21 ...........          2,100,000         2,134,734
  Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27 ............................          6,365,000         6,877,064
  Culver City USD, GO, MBIA Insured, Pre-Refunded, 5.75%, 8/01/36 ............................          5,000,000         5,113,800
  Delano UHSD, GO,
      Election of 2005, Series A, XLCA Insured, 5.00%, 8/01/31 ...............................          5,160,000         5,490,911
      Refunding, Series A, MBIA Insured, 5.15%, 2/01/32 ......................................          8,520,000         9,933,298
  Desert Sands USD, GO, Election of 2001, FSA Insured,Pre-Refunded, 5.00%, 6/01/29 ...........         16,425,000        17,897,008
  Downey USD, GO, Election of 2002, Series C, FSA Insured, 5.00%, 2/01/30 ....................          4,860,000         5,168,270
  Duarte COP, Refunding, Series A, 5.25%,
      4/01/19 ................................................................................          5,000,000         5,164,000
      4/01/24 ................................................................................          5,000,000         5,164,000
      4/01/31 ................................................................................         12,500,000        12,874,750
  East Bay MUD Water System Revenue, Sub Series A, MBIA Insured, 5.00%,
      6/01/28 ................................................................................          7,000,000         7,469,630
      6/01/29 ................................................................................         27,495,000        29,319,568
      6/01/30 ................................................................................         15,000,000        15,984,450
      6/01/35 ................................................................................         21,985,000        23,395,558
  East Side UHSD Santa Clara County GO, Series F, FSA Insured, 5.00%, 8/01/35 ................         22,685,000        24,195,140


                                         Quarterly Statement of Investments | 11

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Eastern Municipal Water District Water and Sewer Revenue COP, Series B, FGIC Insured,
    5.00%, 7/01/30 ...........................................................................   $     31,370,000   $    32,687,226
  El Camino Hospital District Revenue, Series A, ETM, 7.25%, 8/15/09 .........................          4,375,000         4,609,281
  El Centro Financing Authority Hospital Revenue, El Centro Regional Medical Center Project,
    California Mortgage Insured, 5.25%, 3/01/26 ..............................................          8,500,000         8,849,775
  El Dorado County Special Tax, CFD No. 1992-1,
      5.875%, 9/01/24 ........................................................................          4,475,000         4,706,716
      6.00%, 9/01/31 .........................................................................          8,850,000         9,337,546
      Refunding, 6.25%, 9/01/29 ..............................................................         19,780,000        20,515,223
  El Paso de Robles GO, Capital Appreciation, Series A, FGIC Insured, zero cpn.,
      8/01/16 ................................................................................          2,050,000         1,277,540
      8/01/22 ................................................................................         11,485,000         5,034,909
      8/01/27 ................................................................................         11,495,000         3,786,453
  El Rancho USD, GO, Election of 2003, Series A, FGIC Insured, 5.00%, 8/01/28 ................          5,635,000         5,941,150
  Elk Grove USD, Special Tax, Capital Appreciation, CFD 1, MBIA Insured, zero cpn.,
      12/01/19 ...............................................................................          2,775,000         1,473,914
      12/01/20 ...............................................................................          2,765,000         1,393,394
      12/01/21 ...............................................................................          4,195,000         1,993,045
      12/01/22 ...............................................................................          4,195,000         1,890,812
      12/01/23 ...............................................................................          4,195,000         1,780,694
      12/01/24 ...............................................................................          4,200,000         1,690,206
  Emeryville PFAR,
      Housing Increment Loan, 6.20%, 9/01/25 .................................................          3,115,000         3,127,367
      Shellmound Park Redevelopment and Housing Project, Refunding, Series B, MBIA Insured,
       5.00%, 9/01/28 ........................................................................         10,000,000        10,249,300
  Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A,
    MBIA Insured, 5.00%, 3/01/33 .............................................................          8,715,000         9,143,778
  Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A,
    5.50%, 10/01/27 ..........................................................................         12,500,000        12,850,625
  Fontana USD, GO, Convertible Capital Appreciation, Series D, FGIC Insured, 5.80%,
    5/01/17 ..................................................................................          5,000,000         5,338,500
  Foothill-De Anza Community College District GO,
      Capital Appreciation, zero cpn., 8/01/27 ...............................................          5,205,000         2,121,506
      MBIA Insured, zero cpn., 8/01/26 .......................................................          5,290,000         2,256,608
  Foothill/Eastern Corridor Agency Toll Road Revenue,
      Capital Appreciation, Refunding, zero cpn., 1/15/21 ....................................         51,180,000        22,910,727
      Capital Appreciation, Refunding, zero cpn., 1/15/25 ....................................         57,000,000        20,017,830
      Capital Appreciation, Refunding, zero cpn., 1/15/30 ....................................         98,460,000        25,931,410
      Capital Appreciation, Refunding, zero cpn., 1/15/31 ....................................         14,635,000         3,619,967
      Capital Appreciation, Refunding, zero cpn., 1/15/32 ....................................        100,000,000        23,222,000
      Capital Appreciation, Refunding, zero cpn., 1/15/33 ....................................        132,460,000        28,961,054
      Capital Appreciation, Refunding, zero cpn., 1/15/34 ....................................        100,000,000        20,551,000
      Capital Appreciation, Refunding, zero cpn., 1/15/35 ....................................         20,000,000         3,871,200
      Capital Appreciation, Refunding, zero cpn., 1/15/36 ....................................        182,160,000        33,131,261
      Capital Appreciation, Refunding, zero cpn., 1/15/37 ....................................        170,615,000        29,224,643
      Capital Appreciation, Refunding, zero cpn., 1/15/38 ....................................        160,560,000        25,887,089
      Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.80% thereafter, 1/15/20 .......         49,500,000        46,102,320
      Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.85% thereafter, 1/15/23 .......         10,000,000         9,236,200


12 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Foothill/Eastern Corridor Agency Toll Road Revenue, (continued)
      Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/26 ......   $     30,000,000   $    27,628,500
      Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/27 ......         80,835,000        74,397,301
      Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/28 ......         80,500,000        74,088,980
      Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/29 ......        112,230,000       103,292,003
      Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22 ...................         30,835,000        16,318,499
      Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23 ...................          5,765,000         2,915,072
      Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24 ...................         72,045,000        34,792,692
      Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28 ...................          2,000,000           800,500
      Capital Appreciation, senior lien, Series A, ETM, 7.05%, 1/01/09 .......................         10,000,000        10,675,200
      Capital Appreciation, senior lien, Series A, Pre-Refunded, 7.15%, 1/01/14 ..............          5,500,000         6,161,320
      Refunding, 5.75%, 1/15/40 ..............................................................        395,510,000       411,338,310
      senior lien, Series A, 5.00%, 1/01/35 ..................................................         15,955,000        15,959,308
      senior lien, Series A, ETM, zero cpn., 1/01/25 .........................................         20,660,000         9,525,293
      senior lien, Series A, ETM, zero cpn., 1/01/26 .........................................         23,475,000        10,348,015
      senior lien, Series A, ETM, zero cpn., 1/01/27 .........................................         15,000,000         6,283,650
      senior lien, Series A, ETM, zero cpn., 1/01/29 .........................................         35,310,000        13,471,471
      senior lien, Series A, Pre-Refunded, 7.10%, 1/01/12 ....................................          8,000,000         8,950,640
      senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 ....................................         95,675,000        95,675,000
      senior lien, Series A, Pre-Refunded, 6.00%, 1/01/34 ....................................        123,695,000       123,695,000
  Fortuna and Susanville Cities COP, Series B, 7.375%, 9/01/17 ...............................          1,325,000         1,332,539
  Fremont GO, Election of 2002, Fire Safety Project, Series B, FGIC Insured, 5.00%,
    8/01/34 ..................................................................................          7,235,000         7,655,136
  Glendale Community College District GO, FGIC Insured, zero cpn., 8/01/28 ...................         15,000,000         5,483,550
  Glendale USD, GO, Series G, FSA Insured, 5.00%, 9/01/29 ....................................          8,440,000         8,957,288
  Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
      Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/33 .................................         15,000,000        16,509,450
      Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/43 .................................         57,000,000        62,735,910
      Asset-Backed, Series B, Pre-Refunded, 5.625%, 6/01/38 ..................................        138,000,000       152,861,220
      Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45 ............................         20,000,000        20,778,000
      Series 2003 A-1, 6.75%, 6/01/39 ........................................................          5,290,000         6,066,360
  Hartnell Community College District GO, Election of 2002, Series A, MBIA Insured,
    Pre-Refunded, 5.00%, 8/01/27 .............................................................          5,020,000         5,437,262
  Hawaiian Gardens RDA Tax Allocation, Project No. 1, ETM, 8.00%, 12/01/10 ...................          3,035,000         3,306,754
  Helix Water District COP, Installment Purchase, Series A, FSA Insured, 5.25%, 4/01/24 ......          8,925,000         9,282,089
  Hollister Joint Powers Financing Authority Wastewater Revenue,
      Refunding and Improvement Project, FSA Insured, 5.00%,
       6/01/32 ...............................................................................          6,000,000         6,374,460
       6/01/37 ...............................................................................          7,000,000         7,431,270
  Huntington Beach City and School District, Capital Appreciation, Election of 2002,
    Series A, FGIC Insured, zero cpn., 8/01/28 ...............................................         10,005,000         3,854,726
  Huntington Beach UHSD, GO, Election of 2004, FSA Insured, 5.00%,
      8/01/27 ................................................................................          3,530,000         3,737,317
      8/01/29 ................................................................................         11,000,000        11,631,400
  Indio Water Authority Water Revenue, AMBAC Insured, 5.00%,
      4/01/31 ................................................................................          4,125,000         4,398,116
      4/01/36 ................................................................................         18,020,000        19,184,633


                                         Quarterly Statement of Investments | 13

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement
    Financing Project, Series B, FSA Insured, ETM, 6.25%, 8/01/11 ............................   $      5,000,000   $     5,248,600
  Intercommunity Hospital Financing Authority COP, Northbay Healthcare System, Refunding,
    ACA Insured, 5.25%, 11/01/19 .............................................................         10,550,000        10,960,395
  Irvine 1915 Act GO,
      AD No. 00-18, Group 4, 5.375%, 9/02/26 .................................................          2,500,000         2,576,450
      AD No. 03-19, Group 2, Refunding, 5.45%, 9/02/23 .......................................          2,000,000         2,061,340
      AD No. 03-19, Group 2, Refunding, 5.50%, 9/02/29 .......................................          4,295,000         4,426,685
  Irvine USD Financing Authority Special Tax, Series A,
      5.00%, 9/01/26 .........................................................................          3,000,000         3,062,040
      5.125%, 9/01/36 ........................................................................         11,180,000        11,442,730
  Kaweah Delta Health Care District GO, Election of 2003, MBIA Insured, 5.00%, 8/01/34 .......         16,500,000        17,348,430
  Kern County Board of Education COP,
      Refunding, Series A, MBIA Insured, 5.20%, 5/01/28 ......................................          3,150,000         3,262,487
      Series A, MBIA Insured, Pre-Refunded, 5.20%, 5/01/28 ...................................          5,535,000         5,763,429
  Kern County High School District GO, Election of 2004, Series B, FSA Insured, 5.00%,
    8/01/30 ..................................................................................         13,270,000        14,234,729
  Kern High School District GO, Election of 1990, Series E, FGIC Insured, 5.125%, 8/01/33 ....          5,275,000         5,642,404
  Kings Canyon Joint USD, GO, Series A, MBIA Insured, 5.125%, 8/01/31 ........................          8,000,000         8,654,800
  La Mirada SFMR, MBS, Series A, 7.65%, 4/01/24 ..............................................            140,000           146,058
  La Palma Community Development Commission Tax Allocation, La Palma Community
    Development Project No. 1, Refunding, 6.10%, 6/01/22 .....................................          2,355,000         2,378,880
  La Quinta RDA Tax Allocation, Redevelopment Project Area No. 1, AMBAC Insured, 5.125%,
    9/01/32 ..................................................................................         10,825,000        11,481,644
  Laguna Beach USD, CFD Special Tax No. 98-1, 5.375%, 9/01/34 ................................          5,375,000         5,536,035
  Lake Elsinore PFA Tax Allocation Revenue,
      Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.80%, 9/01/25 ............          6,750,000         6,772,612
      Series A, 5.50%, 9/01/30 ...............................................................         15,550,000        16,031,117
  Lancaster RDA, RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16 ....................              5,000             7,495
  Las Virgenes USD, GO, Series A, FSA Insured, 5.00%, 8/01/31 ................................          5,000,000         5,361,450
  Lemon Grove CDA Tax Allocation, 1998 Refunding, 5.75%, 8/01/28 .............................          8,115,000         8,456,479
  Local Medical Facilities Financing Authority COP, Insured California Health Clinic Project,
    California Mortgage Insured, 7.55%, 3/01/20 ..............................................          1,650,000         1,660,016
  Local Medical Facilities Financing Authority III COP, Insured California Health Clinic
    Project, 6.90%, 7/01/22 ..................................................................          1,320,000         1,321,294
  Lodi Electric Systems Revenue COP, Capital Appreciation Bond, Series B, MBIA Insured,
    Pre-Refunded, zero cpn., 1/15/19 .........................................................          6,360,000         3,272,156
  Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%,
    12/01/23 .................................................................................          9,200,000         9,575,268
  Long Beach Bond Finance Authority Lease Revenue, Aquarium of The South Pacific,
    Refunding, AMBAC Insured, 5.00%, 11/01/26 ................................................         20,000,000        20,997,200
  Long Beach California Board Finance Authority Lease Revenue, Temple and Willow Facility,
    Refunding, Series B, MBIA Insured, 5.00%, 10/01/27 .......................................         14,935,000        15,497,751
  Los Angeles Community College District GO,
      Election of 2003, Series E, FSA Insured, 5.00%, 8/01/31 ................................         17,500,000        18,765,075
      Series A, MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 ...................................         69,275,000        73,540,954


14 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Los Angeles COP, Department of Public Social Services, Series A, AMBAC Insured, 5.50%,
      8/01/24 ................................................................................   $      4,000,000   $     4,204,520
      8/01/31 ................................................................................          5,000,000         5,250,600
  Los Angeles County COP,
      Antelope Valley Courthouse, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 11/01/33 .....          8,000,000         8,476,160
      Insured Health Clinic Program, Refunding, Series F, California Mortgage Insured, 5.875%,
       1/01/21 ...............................................................................          7,520,000         7,683,034
      Series 1992, California Mortgage Insured, 6.625%, 7/01/22 ..............................            940,000           940,837
  Los Angeles County Infrastructure and Economic Development Bank Revenue,
    County Department Public Social Services, AMBAC Insured, 5.00%, 9/01/35 ..................          7,765,000         8,193,783
  Los Angeles County MTA Sales Tax Revenue,
      Proposition A, first tier, Senior Series A, MBIA Insured, Pre-Refunded, 5.25%, 7/01/27 .          7,840,000         7,985,275
      Proposition A, Senior Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/24 ..............          5,000,000         5,345,550
      Proposition A, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/26 ...................             35,000            36,555
      Proposition C, Refunding, Series C, AMBAC Insured, 5.00%, 7/01/26 ......................         12,965,000        13,418,256
  Los Angeles County Public Works Financing Authority Lease Revenue,
    Master Refunding Project, Refunding, Series B, FGIC Insured, 5.00%, 9/01/31 ..............         20,000,000        21,291,200
  Los Angeles County Public Works Financing Authority Revenue, Multiple Capital
    Facilities Project, Series B, AMBAC Insured, 5.125%, 12/01/29 ............................         26,905,000        27,564,442
  Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects,
      District No. 14, Sub Series B, FGIC Insured, 5.00%, 10/01/30 ...........................          7,000,000         7,447,930
      District No. 14, Sub Series B, FGIC Insured, 5.00%, 10/01/34 ...........................         30,820,000        32,722,210
      Series A, MBIA Insured, 5.00%, 10/01/34 ................................................          7,110,000         7,548,829
  Los Angeles CRDA Tax Allocation, Series G, ETM, 6.75%, 7/01/10 .............................          8,060,000         8,390,460
  Los Angeles CRDA,
      Financing Authority Revenue, Pooled Financing, Beacon Normandie, Series B, 6.625%,
       9/01/14 ...............................................................................            770,000           773,565
      MFHR, Angelus Plaza Project, Refunding, Series A, 6.40%, 7/01/23 .......................          5,280,000         5,330,477
  Los Angeles Department of Water and Power Waterworks Revenue, System, Sub Series A-1,
    AMBAC Insured, 5.00%, 7/01/40 ............................................................         17,000,000        18,124,040
  Los Angeles Harbor Department Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
    8/01/25 ..................................................................................         15,000,000        15,640,050
  Los Angeles MFR, Housing, Refunding, Senior Series G, FSA Insured, 5.75%, 1/01/24 ..........            395,000           397,449
  Los Angeles Municipal Improvement Corp. Lease Revenue, Police Headquarters Facility,
    Series C, FGIC Insured, 5.00%, 1/01/27 ...................................................         17,515,000        18,737,372
  Los Angeles USD,
      COP, Administration Building Project, Series B, AMBAC Insured, 5.00%, 10/01/31 .........         28,210,000        29,255,180
      GO, Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/30 ...........................         25,000,000        26,754,250
      GO, Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/30 ..........................         13,815,000        14,784,399
      GO, Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/31 ..........................          6,000,000         6,416,160
      GO, Series A, MBIA Insured, 5.00%, 1/01/28 .............................................        170,250,000       179,600,130
      GO, Series E, AMBAC Insured, 5.00%, 7/01/30 ............................................         50,240,000        53,454,858
      Series B, FGIC Insured, Pre-Refunded, 5.00%, 7/01/23 ...................................          5,000,000         5,157,750
  Los Angeles Wastewater System Revenue,
      Refunding, Series A, FGIC Insured, 5.00%, 6/01/32 ......................................          6,000,000         6,262,320
      Refunding, Series A, FSA Insured, 4.875%, 6/01/29 ......................................         34,335,000        35,702,220
      Refunding, Series A, FSA Insured, 5.00%, 6/01/32 .......................................         17,500,000        18,394,250
      Series A, FGIC Insured, Pre-Refunded, 5.00%, 6/01/28 ...................................          8,245,000         8,495,236


                                         Quarterly Statement of Investments | 15

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Los Angeles Water and Power Revenue,
      Power System, Refunding, Series A, MBIA Insured, 5.00%, 7/01/24 ........................   $      2,000,000   $     2,052,700
      Power Systems, Series B, FSA Insured, 5.00%, 7/01/28 ...................................         10,575,000        11,174,285
      Power Systems, Sub Series A-1, FSA Insured, 5.00%, 7/01/35 .............................         35,000,000        37,239,650
      Refunding, Series A, Sub Series A-2, 5.00%, 7/01/30 ....................................          7,000,000         7,307,230
      Series A, Sub Series A-2, MBIA Insured, 5.00%, 7/01/23 .................................          6,550,000         6,948,109
  Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, FSA Insured, 5.90%,
    9/01/28 ..................................................................................          6,470,000         6,883,886
  M-S-R Public Power Agency San Juan Project Revenue, Series E, MBIA Insured, 6.00%,
    7/01/22 ..................................................................................          6,330,000         6,548,701
  Madera County COP, Valley Children's Hospital, MBIA Insured,
      5.00%, 3/15/23 .........................................................................          8,500,000         8,683,005
      5.75%, 3/15/28 .........................................................................         27,500,000        27,612,475
  Madera USD, COP, 6.50%, 12/01/07 ...........................................................            280,000           283,335
a Madera-Chowchilla Power Authority Hydroelectric Revenue, Refunding, 8.00%, 1/01/14 .........          1,770,000         1,789,098
  Manhattan Beach COP,  Metlox Public Improvements, 5.00%, 1/01/33 ...........................          5,575,000         5,812,049
  Manteca Financing Authority Sewer Revenue, Series A, MBIA Insured, 5.00%, 12/01/33 .........          3,925,000         3,942,074
  Marysville Hospital Revenue, Fremont Rideout Health, Refunding, Series A,
    AMBAC Insured, 5.00%, 1/01/22 ............................................................          5,000,000         5,221,300
  Metropolitan Water District Southern California Waterworks Revenue,
      Refunding, Series B, 5.00%, 7/01/35 ....................................................         13,170,000        14,072,803
      Series A, FSA Insured, 5.00%, 7/01/35 ..................................................          9,000,000         9,590,490
      Series A, Pre-Refunded, 5.00%, 7/01/26 .................................................         49,325,000        50,530,996
      Series B1, FGIC Insured, 5.00%, 10/01/33 ...............................................          5,000,000         5,289,600
      Series C, 5.00%, 7/01/37 ...............................................................         22,450,000        22,450,000
  Metropolitan Water District Water Works Revenue, Series C, Pre-Refunded, 5.00%, 7/01/37 ....          4,330,000         4,330,000
  Midpeninsula Regional Open Space District Financing Authority Revenue, Refunding,
    Series A, MBIA Insured, 5.00%, 9/01/27 ...................................................          5,500,000         5,877,630
  Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured, ETM,
      5.40%, 1/15/17 .........................................................................         12,155,000        13,219,413
      5.50%, 1/15/24 .........................................................................         11,790,000        13,487,760
  Milpitas USD, FGIC Insured, Pre-Refunded, 5.875%, 9/01/24 ..................................         11,970,000        12,929,036
  Modesto High School District Stanislaus County GO, Capital Appreciation, Series A,
      FGIC Insured, zero cpn.,
       8/01/21 ...............................................................................          9,660,000         5,159,213
       8/01/23 ...............................................................................         10,815,000         5,265,391
       5/01/27 ...............................................................................         12,770,000         5,209,905
  Modesto Irrigation District COP, Refunding and Capital Improvements, Series B, 5.30%,
    7/01/22 ..................................................................................          4,180,000         4,181,965
  Modesto PFA Lease Revenue, Capital Improvements and Refinancing Project,
    AMBAC Insured, 5.125%, 9/01/33 ...........................................................          5,535,000         5,705,312
  Modesto Schools Infrastructure Financing Agency Special Tax, AMBAC Insured, 5.20%,
    9/01/37 ..................................................................................          4,315,000         4,594,828
  Mojave Water Agency COP, Supplemental Water Entitlement, MBIA Insured, Pre-Refunded,
    5.55%, 9/01/22 ...........................................................................         10,005,000        10,335,765
  Montebello USD, GO, Election of 2004, MBIA Insured, 5.00%, 8/01/30 .........................          7,150,000         7,600,450


16 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Moreno Valley Special Tax, Towngate Community Facilities 87-1, Refunding, Series A,
    FSA Insured, 5.875%, 12/01/15 ............................................................   $      5,025,000   $     5,071,431
  Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured, zero cpn.,
      8/01/27 ................................................................................          6,315,000         2,548,166
      8/01/28 ................................................................................          6,625,000         2,552,480
  Murrieta COP, Road Improvement Project, 6.00%, 4/01/27 .....................................          8,600,000         8,776,386
  Murrieta Valley USD, PFA, Special Tax Revenue, Series A, FGIC Insured, 5.00%, 9/01/37 ......          6,975,000         7,336,793
  Napa Housing Facility Revenue, Napa Park Apartments, Series A, GNMA Secured, 6.35%,
    6/20/35 ..................................................................................          5,140,000         5,183,176
  Natomas USD, GO, FGIC Insured, 5.00%, 8/01/31 ..............................................         16,635,000        17,732,411
  Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22 ...............          1,490,000         1,492,071
  New Haven USD, GO, Capital Appreciation, Series C, FGIC Insured, zero cpn., 8/01/23 ........         14,700,000         6,278,076
  Norco RDA Tax Allocation, Area No. 1, Refunding, MBIA Insured, 5.125%, 3/01/30 .............          8,515,000         8,975,832
  North City West School Facilities Financing Authority Special Tax, CFD No. 1, Series C,
      AMBAC Insured, Pre-Refunded, 5.30%,
       9/01/22 ...............................................................................         10,000,000        10,314,500
       9/01/27 ...............................................................................          9,900,000        10,211,355
  Northern California Power Agency Multiple Capital Facilities Revenue, Refunding, Series A,
    AMBAC Insured, 5.00%, 8/01/25 ............................................................         19,250,000        19,849,060
  Northern California Public Power Agency Revenue, Hydroelectric Project No. 1, Refunding,
      Series A, MBIA Insured,
       5.125%, 7/01/23 .......................................................................          7,420,000         7,632,509
       5.00%, 7/01/28 ........................................................................         15,975,000        16,361,595
       5.20%, 7/01/32 ........................................................................         43,675,000        44,914,933
  Oakland RDA Tax Allocation, Coliseum Project, Refunding, Series B-TE, AMBAC Insured, 5.00%,
      9/01/31 ................................................................................          5,860,000         6,214,413
      9/01/36 ................................................................................          9,355,000         9,905,542
  Oakland Revenue, 1800 Harrison Foundation,
      Series A, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 ..................................         13,825,000        14,770,215
      Series B, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 ..................................         13,470,000        14,390,944
  Oakland USD Alameda County GO, Election of 2006, FSA Insured, 5.00%, 8/01/30 ...............         24,225,000        25,798,171
  Oceanside USD, GO, Election of 2000, Series D, FGIC Insured, 5.00%,
      8/01/29 ................................................................................          5,755,000         6,112,270
      8/01/33 ................................................................................          5,590,000         5,918,301
  Olivenhain Municipal Water District 1915 Act Special Assessment, AD No. 96-1,
    MBIA Insured, 5.45%, 9/02/27 .............................................................         10,855,000        11,182,712
  Orange County Airport Revenue, Refunding, MBIA Insured, 5.625%, 7/01/12 ....................          5,000,000         5,145,900
  Orange County CFD Special Tax,
      No. 03-1, Ladera Ranch, Series A, 5.50%, 8/15/24 .......................................          1,100,000         1,150,105
      No. 03-1, Ladera Ranch, Series A, 5.60%, 8/15/28 .......................................          3,250,000         3,405,025
      No. 03-1, Ladera Ranch, Series A, 5.625%, 8/15/34 ......................................          5,000,000         5,309,900
      No. 04-1, Ladera Ranch, Series A, 5.15%, 8/15/29 .......................................          6,405,000         6,563,203
      No. 04-1, Ladera Ranch, Series A, 5.20%, 8/15/34 .......................................         11,000,000        11,296,450
  Orange County Water District Revenue, COP, Series B, MBIA Insured, 5.00%,
      8/15/28 ................................................................................         12,950,000        13,542,333
      8/15/34 ................................................................................         23,575,000        24,653,320
  Oxnard Harbor District Revenue, ACA Insured, 5.60%, 8/01/19 ................................         10,820,000        11,127,288


                                         Quarterly Statement of Investments | 17

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Palm Springs COP, Multiple Capital Facilities Project, Refunding, AMBAC Insured,
    5.75%, 4/01/27 ...........................................................................   $     11,570,000   $    11,857,283
  Palmdale CRDA Tax Allocation,
      Merged Project, sub. lien, AMBAC Insured, 5.50%, 12/01/29 ..............................          3,125,000         3,460,938
      Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%, 9/01/34 ..................          6,980,000         7,203,011
      Series A, MBIA Insured, 5.75%, 9/01/27 .................................................         10,435,000        10,793,442
  Pasadena Special Tax, Capital Appreciation, CFD No. 1, Pre-Refunded, zero cpn., 12/01/17 ...          4,090,000         1,896,369
  Peralta Community College District GO, Election of 2000, Series C, MBIA Insured, 5.00%,
      8/01/31 ................................................................................          4,105,000         4,348,837
      8/01/34 ................................................................................          6,920,000         7,321,844
  Perris PFAR Tax Allocation, Series A, 5.75%, 10/01/31 ......................................          5,000,000         5,405,050
  Perris SFMR, Series A, GNMA Secured, ETM, zero cpn., 6/01/23 ...............................         19,095,000         9,068,406
  Perris Special Tax, CFD No. 91-1, 8.75%, 9/01/21 ...........................................          5,395,000         5,422,191
  Pittsburg PFA Water Revenue, MBIA Insured, Pre-Refunded, 5.50%, 6/01/27 ....................          2,980,000         3,063,172
  Pomona RDA Tax Allocation, Southwest Pomona Redevelopment Project, ETM, 11.45%,
    1/01/07 ..................................................................................          1,865,000         1,865,000
  Port Hueneme RDA Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23 ...................          2,570,000         2,572,467
  Port of Oakland Revenue,
      Series J, MBIA Insured, 5.50%, 11/01/26 ................................................          7,000,000         7,241,570
      Series L, FGIC Insured, 5.375%, 11/01/27 ...............................................          5,000,000         5,343,100
  Porterville COP, Infrastructure Financing Project, AMBAC Insured,
      5.00%, 7/01/30 .........................................................................          7,420,000         7,883,824
      5.00%, 7/01/36 .........................................................................          6,535,000         6,929,126
      Pre-Refunded, 5.00%, 7/01/28 ...........................................................         10,430,000        10,858,151
  Poway COP, Royal Mobile Home Park Project, Refunding, FSA Insured,
      5.875%, 8/01/15 ........................................................................          6,250,000         6,322,750
      6.00%, 8/01/20 .........................................................................          5,400,000         5,463,342
      6.00%, 8/01/28 .........................................................................         15,000,000        15,175,950
  Poway USD Revenue, Election of 2002, Improvement District 02-1, Series B, FSA Insured,
    5.00%, 8/01/30 ...........................................................................         20,000,000        21,380,400
  Poway USD, GO, MBIA Insured, 5.00%, 8/01/27 ................................................          5,020,000         5,295,698
  Rancho Cucamonga RDA Tax Allocation, Rancho Redevelopment Project, Housing Set Aside,
    MBIA Insured, 5.25%, 9/01/21 .............................................................          8,330,000         8,500,682
  Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center,
    5.625%, 7/01/34 ..........................................................................         10,000,000        10,961,600
  Rancho Water District Financing Authority Revenue, AMBAC Insured, ETM, zero cpn.,
      8/15/16 ................................................................................          8,605,000         5,919,121
      8/15/17 ................................................................................         13,605,000         8,917,261
      8/15/18 ................................................................................         13,605,000         8,511,016
  Redding California Electricity System Revenue COP, Series A, FGIC insured, 5.00%, 6/01/35 ..         12,725,000        13,439,381
  Redlands USD,
      COP, Series A, FSA Insured, 6.15%, 9/01/11 .............................................            280,000           281,092
      COP, Series A, FSA Insured, 6.25%, 9/01/27 .............................................          3,570,000         3,584,459
      GO, Election of 2002, FSA Insured, 5.00%, 7/01/28 ......................................          9,060,000         9,673,181
  Redondo Beach PFAR, Wastewater System Financing Project, Series A, MBIA Insured,
    5.00%, 5/01/34 ...........................................................................          5,060,000         5,328,990
  Rialto COP, FSA Insured, 5.75%, 2/01/22 ....................................................          2,715,000         2,773,318


18 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Rialto USD, GO, Series A, FGIC Insured, zero cpn., 6/01/19 .................................   $     13,985,000   $     8,289,049
  Richmond Joint Powers Financing Authority Revenue, Lease, Series A, MBIA Insured, 5.00%,
      2/01/26 ................................................................................          6,500,000         6,771,440
      2/01/31 ................................................................................          7,000,000         7,276,010
  Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project,
      MBIA Insured, zero cpn., 6/01/23 .......................................................         14,160,000         6,778,817
      MBIA Insured, zero cpn., 6/01/24 .......................................................         13,005,000         5,932,361
      Series A, 6.50%, 6/01/12 ...............................................................         20,125,000        22,001,455
  Riverside County COP,
      Capital Improvement, Family Law, Refunding, Series A, FGIC Insured, 5.00%, 11/01/30 ....          9,905,000        10,468,793
      Capital Improvement, Family Law, Refunding, Series A, FGIC Insured, 5.00%, 11/01/36 ....          6,345,000         6,667,960
      Family Law Court Project, MBIA Insured, Pre-Refunded, 5.75%, 11/01/27 ..................          5,295,000         5,495,892
      Historic Courthouse, MBIA Insured, Pre-Refunded, 5.875%, 11/01/27 ......................          6,000,000         6,233,640
  Riverside County Flood Control and Water Conservation District Elsinore Valley AD, Zone 3,
      7.875%,
       9/01/07 ...............................................................................            225,000           230,724
       9/01/08 ...............................................................................            240,000           255,358
       9/01/09 ...............................................................................            260,000           285,493
       9/01/10 ...............................................................................            280,000           316,257
       9/01/11 ...............................................................................            305,000           354,331
       9/01/12 ...............................................................................            325,000           386,370
       9/01/13 ...............................................................................            350,000           427,648
       9/01/14 ...............................................................................            380,000           475,426
       9/01/15 ...............................................................................            410,000           521,475
       9/01/16 ...............................................................................            440,000           569,703
       9/01/17 ...............................................................................            475,000           617,980
  Riverside County PFA, COP,
      5.75%, 5/15/19 .........................................................................          3,500,000         3,649,275
      5.80%, 5/15/29 .........................................................................         14,230,000        14,773,871
  Riverside County RDA Tax Allocation, Jurupa Valley Project Area, AMBAC Insured,
      5.00%, 10/01/28 ........................................................................         14,035,000        14,729,452
      5.125%, 10/01/35 .......................................................................         17,035,000        18,136,653
  Riverside County SFMR, Capital Appreciation Mortgage,
      Series A, ETM, zero cpn., 9/01/14 ......................................................         20,220,000        15,087,557
      Series A, ETM, zero cpn., 11/01/20 .....................................................         25,055,000        13,396,908
      Series B, ETM, zero cpn., 6/01/23 ......................................................         26,160,000        12,423,646
  Rocklin USD, GO,
      Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/08 .......................          3,660,000         3,451,417
      Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/09 .......................          4,100,000         3,721,201
      Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/10 .......................          4,595,000         4,018,236
      Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/11 .......................          5,145,000         4,329,312
      Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/12 .......................          5,760,000         4,655,002
      Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/16 .......................         33,960,000        22,968,846
      Election of 2002, FGIC Insured, zero cpn., 8/01/25 .....................................          8,160,000         3,615,941
      Election of 2002, FGIC Insured, zero cpn., 8/01/26 .....................................          8,695,000         3,673,724
      Election of 2002, FGIC Insured, zero cpn., 8/01/27 .....................................          9,080,000         3,663,871
      Election of 2002, FGIC Insured, zero cpn., 8/01/28 .....................................         16,615,000         6,401,427


                                         Quarterly Statement of Investments | 19

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Roseville 1915 Act, North Roseville Rocklin District No. 88-3, Refunding, 8.25%,
      9/02/07 ................................................................................   $        125,000   $       128,479
      9/02/08 ................................................................................            130,000           132,799
      9/02/09 ................................................................................            110,000           112,575
  Roseville City School District GO, Capital Appreciation, Series A, zero cpn.,
      8/01/11 ................................................................................          3,115,000         2,611,616
      8/01/17 ................................................................................         30,770,000        18,062,605
  Roseville Electric System Revenue COP, FSA Insured, 5.00%,
      2/01/29 ................................................................................         10,000,000        10,572,700
      2/01/34 ................................................................................         17,000,000        17,930,920
  Roseville Joint UHSD,
      Capital Appreciation, Series A, zero cpn., 8/01/10 .....................................          1,820,000         1,587,495
      Capital Appreciation, Series A, zero cpn., 8/01/11 .....................................          1,965,000         1,651,150
      Capital Appreciation, Series A, zero cpn., 8/01/17 .....................................         18,155,000        10,646,637
      GO, Election of 2004, Series B, FGIC Insured, 5.00%, 8/01/30 ...........................          8,375,000         8,871,554
  Sacramento City Financing Authority Revenue,
      Capital Improvement, AMBAC Insured, 5.00%, 12/01/33 ....................................          7,520,000         7,904,874
      Capital Improvement, Community Reinsurance Capital Program, Series A,
       AMBAC Insured, 5.00%, 12/01/31 ........................................................         16,915,000        18,030,206
      Capital Improvement, Community Reinsurance Capital Program, Series A,
       AMBAC Insured, 5.00%, 12/01/36 ........................................................         10,000,000        10,642,600
      Capital Improvement, Pre-Refunded, 5.625%, 6/01/30 .....................................          6,000,000         6,455,400
      Capital Improvement, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/32 ............         26,250,000        27,811,875
      Capital Improvement, 300 Richards Boulevard, Series C, AMBAC Insured, 5.00%,
       12/01/36 ..............................................................................          8,625,000         9,179,242
  Sacramento City USD, GO, Election of 1999, Series B, FGIC Insured, 5.00%, 7/01/30 ..........          5,250,000         5,501,265
  Sacramento County Sanitation District Financing Authority Revenue,
      AMBAC Insured, Pre-Refunded, 5.625%, 12/01/30 ..........................................          5,000,000         5,424,650
      Sacramento Regional County Sanitation, FGIC Insured, 5.00%, 12/01/36 ...................         18,500,000        19,788,155
      Sacramento Regional County Sanitation, Series A, AMBAC Insured, 5.00%, 12/01/35 ........         40,000,000        42,436,800
      Sanitation District 1, MBIA Insured, 5.00%, 8/01/30 ....................................          8,000,000         8,533,760
      Sanitation District 1, MBIA Insured, 5.00%, 8/01/35 ....................................         10,000,000        10,644,900
  Sacramento MUD Electric Revenue,
      Refunding, Series T, FGIC Insured, 5.00%, 5/15/30 ......................................          9,095,000         9,628,058
      Sacramento MUD, Series R, MBIA Insured, 5.00%, 8/15/33 .................................          4,500,000         4,734,990
      Series N, MBIA Insured, 5.00%, 8/15/28 .................................................         63,500,000        66,557,525
  Sacramento MUD, Electric Revenue, sub. lien, Refunding, 8.00%, 11/15/10 ....................         16,110,000        16,135,776
  Sacramento USD, COP, Refunding, MBIA Insured, 5.00%, 3/01/31 ...............................          6,000,000         6,241,620
  Saddleback Valley USD, GO, FSA Insured, 5.00%,
      8/01/27 ................................................................................          4,680,000         4,970,534
      8/01/29 ................................................................................          4,335,000         4,598,308
  Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1, Refunding,
    FSA Insured, 5.25%, 9/01/28 ..............................................................          6,800,000         6,996,724
  San Bernardino County COP, Medical Center Financing Project,
      Refunding, 5.00%, 8/01/26 ..............................................................         13,045,000        13,050,479
      Series A, MBIA Insured, 5.50%, 8/01/22 .................................................         40,830,000        41,235,442


20 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  San Bernardino County Housing Authority MFMR,
      Sequoia Plaza Mobil Home, GNMA Secured, 6.75%, 4/20/41 .................................   $      6,920,000   $     7,675,872
      Series A, GNMA Secured, 6.70%, 3/20/43 .................................................          3,345,000         3,779,783
  San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project, Refunding,
    MBIA Insured, 5.70%, 1/01/23 .............................................................          6,315,000         6,503,124
  San Carlos School District GO, Election of 2005, Series A, MBIA Insured, 5.00%,
      10/01/26 ...............................................................................          5,070,000         5,441,530
      10/01/30 ...............................................................................          8,820,000         9,437,047
  San Diego County COP, MBIA Insured, 5.00%, 8/15/28 .........................................         24,000,000        24,799,200
  San Diego County Water Authority Water Revenue COP, Series A,
      FSA Insured, 5.00%, 5/01/34 ............................................................        106,705,000       113,028,338
      MBIA Insured, 5.00%, 5/01/25 ...........................................................         12,440,000        13,114,248
  San Diego Public Facilities Financing Authority Sewer Revenue,
      Series A, FGIC Insured, 5.25%, 5/15/27 .................................................         21,750,000        22,081,905
      Series B, FGIC Insured, 5.25%, 5/15/22 .................................................          5,200,000         5,279,924
  San Diego Public Facilities Financing Authority Water Revenue,
      MBIA Insured, 5.00%, 8/01/26 ...........................................................         12,210,000        12,789,487
      Subordinated, Refunding, MBIA Insured, 5.00%, 8/01/32 ..................................         20,000,000        20,888,400
  San Diego RDA Tax Allocation, Horton Project, Refunding, Series A, FSA Insured,
    6.00%, 11/01/15 ..........................................................................          5,000,000         5,107,550
  San Diego USD GO, Election 1998, Refunding,
      Series F-1,FSA Insured, 4.50%, 7/01/29 .................................................         12,000,000        12,183,120
      Series G-1,FSA Insured, 4.50%, 7/01/29 .................................................          9,710,000         9,814,285
  San Diego USD, GO,
      Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/21 ..................         12,160,000         6,471,674
      Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/22 ..................          8,440,000         4,287,520
      Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/23 ..................         11,120,000         5,389,864
      Election of 1998, Series B, MBIA Insured, 5.00%, 7/01/25 ...............................          6,975,000         7,276,390
      Election of 1998, Series D, FGIC Insured, 5.00%, 7/01/27 ...............................         16,000,000        17,000,640
      Election of 1998, Series E, FSA Insured, 5.00%, 7/01/28 ................................         10,000,000        10,714,300
      Series C, FSA Insured, 5.00%, 7/01/26 ..................................................          6,490,000         6,954,684
  San Francisco BART District Sales Tax Revenue,
      FGIC Insured, Pre-Refunded, 5.50%, 7/01/34 .............................................         11,790,000        12,453,187
      FSA Insured, 5.00%, 7/01/36 ............................................................          6,760,000         7,149,038
      Refunding, Series A, MBIA Insured, 5.00%, 7/01/30 ......................................         20,000,000        21,324,000
  San Francisco City and County Airports Commission Airport Revenue, Refunding, Series 28B,
    MBIA Insured, 5.00%, 5/01/27 .............................................................          5,050,000         5,304,621
  San Francisco City and County Airports Commission International Airport Revenue,
      Issue 16A, Second Series, FSA Insured, 5.125%, 5/01/23 .................................         24,635,000        25,211,952
      Issue 32G, Refunding, Second Series, FGIC Insured, 4.50%, 5/01/28 ......................          7,500,000         7,565,025
      Issue 32G, Refunding, Second Series, FGIC Insured, 4.50%, 5/01/32 ......................         29,260,000        29,346,902
      Refunding, Second Series 28A, MBIA Insured, 5.125%, 5/01/32 ............................         26,290,000        27,450,703
      Second Series, Issue 23B, FGIIC Insured, Pre-Refunded, 5.125%, 5/01/30 .................         10,000,000        10,449,300
  San Francisco City and County COP, 30 Van Ness Avenue Property, Series A, MBIA Insured,
    5.00%, 9/01/31 ...........................................................................          5,805,000         6,019,843


                                         Quarterly Statement of Investments | 21

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  San Francisco City and County RDA,
      Hotel Tax Revenue, FSA Insured, 6.75%, 7/01/25 .........................................   $        315,000   $       315,290
      Lease Revenue, George R. Moscone Center, Capital Appreciation, zero cpn., 7/01/07 ......          4,570,000         4,491,396
      Lease Revenue, George R. Moscone Center, Capital Appreciation, zero cpn., 7/01/08 ......          7,785,000         7,357,759
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
      Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07,
       5.60% thereafter, 1/15/16 .............................................................         19,500,000        19,854,315
      Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07,
       5.65% thereafter, 1/15/17 .............................................................         17,000,000        17,307,870
      Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07,
       5.70% thereafter, 1/15/19 .............................................................         57,000,000        57,744,420
      Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07,
       5.75% thereafter, 1/15/23 .............................................................         80,000,000        80,701,600
      Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07,
       5.75% thereafter, 1/15/24 .............................................................         80,000,000        80,588,800
      Refunding, Series A, 5.50%, 1/15/28 ....................................................        247,300,000       248,707,137
      Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 .....................................         85,500,000        87,317,730
      Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 ......................................         21,200,000        21,648,592
      senior lien, 5.00%, 1/01/33 ............................................................         82,040,000        82,071,175
      senior lien, ETM, zero cpn., 1/01/25 ...................................................          5,700,000         2,627,985
      senior lien, ETM, zero cpn., 1/01/28 ...................................................         33,545,000        13,426,386
      senior lien, ETM, zero cpn., 1/01/29 ...................................................         37,050,000        14,135,316
      senior lien, Pre-Refunded, 7.50%, 1/01/09 ..............................................         21,585,000        22,842,974
      senior lien, Pre-Refunded, 7.55%, 1/01/10 ..............................................         10,745,000        11,376,376
      senior lien, Pre-Refunded, 7.60%, 1/01/11 ..............................................         20,935,000        22,175,189
      senior lien, Pre-Refunded, 7.65%, 1/01/12 ..............................................         25,215,000        26,721,092
      senior lien, Pre-Refunded, 7.65%, 1/01/13 ..............................................         27,350,000        28,983,615
      senior lien, Pre-Refunded, 7.70%, 1/01/14 ..............................................          7,470,000         7,919,769
      senior lien, Pre-Refunded, 7.70%, 1/01/15 ..............................................         60,155,000        63,776,933
      senior lien, Refunding, Series A, zero cpn., to 1/15/07, 5.65% thereafter, 1/15/18 .....         60,000,000        60,786,600
      senior lien, Refunding, Series A, zero cpn., to 1/15/07, 5.70% thereafter, 1/15/20 .....         80,000,000        80,874,400
      senior lien, Refunding, Series A, zero cpn., to 1/15/07, 5.75% thereafter, 1/15/22 .....         90,000,000        90,852,300
  San Jose Airport Revenue,
      Refunding, Series A, FGIC Insured, 5.00%, 3/01/31 ......................................         11,000,000        11,382,910
      Series D, MBIA Insured, 5.00%, 3/01/28 .................................................         10,000,000        10,552,900
  San Jose Financing Authority Lease Revenue,
      Civic Center Project, Series B, AMBAC Insured, 5.00%, 6/01/27 ..........................         46,400,000        48,314,000
      Refunding, Series F, MBIA Insured, 5.00%, 9/01/21 ......................................         14,045,000        14,611,575
      Refunding, Series F, MBIA Insured, 5.00%, 9/01/22 ......................................         14,730,000        15,311,540
  San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility, Series A,
    AMBAC Insured, 5.00%, 9/01/24 ............................................................          5,000,000         5,221,150
  San Jose GO,
      Libraries and Parks, MBIA Insured, 5.00%, 9/01/36 ......................................         35,150,000        37,650,219
      Libraries Parks and Public Safety Projects, 5.00%, 9/01/28 .............................         11,600,000        12,151,696
      Libraries Parks and Public Safety Projects, MBIA Insured, 5.00%, 9/01/34 ...............         15,820,000        16,641,374


22 |  Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  San Jose RDA Tax Allocation,
      Housing Set-Aside Merged Area, Series E, MBIA Insured, 5.85%, 8/01/27 ..................   $      7,325,000   $     7,559,546
      Merged Area Redevelopment Project, 5.25%, 8/01/29 ......................................          9,860,000        10,305,475
      Merged Area Redevelopment Project, AMBAC Insured, 5.00%, 8/01/31 .......................          2,000,000         2,065,400
      Merged Area Redevelopment Project, MBIA Insured, 5.00%, 8/01/21 ........................         35,235,000        35,336,829
      Merged Area Redevelopment Project, MBIA Insured, Pre-Refunded, 5.625%, 8/01/28 .........         22,105,000        22,809,265
      Merged Area Redevelopment Project, Refunding, MBIA Insured, 5.625%, 8/01/28 ............          2,030,000         2,092,788
  San Jose RDA, MFHR, Miraido Village, Series A, GNMA Secured, 5.75%, 7/20/38 ................          7,110,000         7,268,055
  San Jose USD Santa Clara County GO, Series A, FSA Insured, 5.00%,
      8/01/24 ................................................................................          9,200,000         9,716,948
      8/01/27 ................................................................................          9,150,000         9,648,400
  San Jose USD, COP, Refunding, FSA Insured, zero cpn.,
      1/01/27 ................................................................................          7,105,000         2,941,612
      1/01/29 ................................................................................          7,105,000         2,681,711
  San Juan Basin Authority Lease Revenue, AMBAC Insured, 5.00%, 12/01/34 .....................          4,000,000         4,165,760
  San Juan USD, GO, Election of 1998, Series B, MBIA Insured, zero cpn.,
      8/01/26 ................................................................................         15,825,000         6,405,010
      8/01/27 ................................................................................         18,605,000         7,507,304
      8/01/28 ................................................................................         19,470,000         7,501,402
  San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22 .............................................         15,000,000        18,319,200
  San Marcos Public Facilities Authority Revenue,
      Refunding, 5.80%, 9/01/18 ..............................................................          4,745,000         4,946,663
      Senior Tax Increment Project Area 3, Series A, MBIA Insured, Pre-Refunded,
       5.75%, 10/01/29 .......................................................................          5,340,000         5,847,460
      Senior Tax Increment Project Area 3, Series A, MBIA Insured, Pre-Refunded,
       5.80%, 10/01/30 .......................................................................          8,035,000         8,744,410
  San Mateo County Joint Powers Authority Lease Revenue, Capital Projects, Refunding,
    Series A, FSA Insured, 5.00%, 7/15/29 ....................................................         13,000,000        13,455,910
  San Mateo County Transit District Sales Tax Revenue, Refunding, Series A, MBIA Insured,
    5.00%, 6/01/32 ...........................................................................         15,000,000        15,962,400
  San Mateo Flood Control District COP, Colma Creek Flood Control Zone, AMBAC Insured,
    5.00%, 8/01/39 ...........................................................................          6,555,000         6,892,058
  San Mateo RDA Tax Allocation,
      5.60%, 8/01/25 .........................................................................         10,185,000        10,785,609
      Merged Area, Series A, Pre-Refunded, 5.70%, 8/01/27 ....................................          6,330,000         6,532,497
  San Mateo UHSD, GO,
      Capital Appreciation, Election of 2000, Series B, FGIC Insured, zero cpn., 9/01/22 .....          5,000,000         2,540,950
      Election of 2000, Series A, FGIC Insured, Pre-Refunded, 5.00%, 9/01/25 .................         13,865,000        14,732,810
  San Ramon PFA Tax Allocation Revenue, MBIA Insured, 5.30%, 2/01/28 .........................         18,360,000        19,005,354
  San Ramon Valley Fire Protection District COP, XLCA Insured, 5.00%, 8/01/36 ................          5,655,000         5,985,591
  San Ramon Valley USD, GO, Election of 2002,
      FSA Insured, 5.00%, 8/01/26 ............................................................         12,800,000        13,603,200
      FSA Insured, 5.40%, 3/01/28 ............................................................         27,410,000        29,939,669
      FSA Insured, 5.00%, 8/01/29 ............................................................         16,505,000        17,507,514
      MBIA Insured, 5.00%, 8/01/25 ...........................................................         14,215,000        15,312,682
      MBIA Insured, 5.00%, 8/01/28 ...........................................................         14,770,000        15,877,750
      MBIA Insured, 5.00%, 8/01/31 ...........................................................         14,795,000        15,864,531


                                         Quarterly Statement of Investments | 23

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Sanger USD, GO, Election of 2006, Series A, FSA Insured, 5.00%, 8/01/27 ....................   $      6,000,000   $     6,499,260
a Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20 ........          4,805,000         4,773,768
  Santa Clara Electric Revenue, Sub Series A, MBIA Insured, 5.00%, 7/01/25 ...................          5,470,000         5,757,667
  Santa Clara Housing Authority MFHR,
      Elena Gardens Apartments Project, Series A, GNMA Secured, 6.40%, 6/20/35 ...............          5,530,000         5,576,452
      Sierra Vista I Apartments Project, Series A, GNMA Secured, 6.65%, 6/20/35 ..............          3,800,000         3,820,482
  Santa Clara USD, COP, 5.375%, 7/01/31 ......................................................          7,575,000         8,053,058
  Santa Cruz City Elementary School District GO, MBIA Insured, 5.00%, 8/01/29 ................          5,625,000         6,004,519
  Santa Cruz City High School District GO, MBIA Insured, 5.00%, 8/01/29 ......................         11,535,000        12,313,266
  Santa Margarita Water District Special Tax, Community Facilities District No. 99-1,
    6.00%, 9/01/30 ...........................................................................          9,000,000         9,561,240
  Santa Maria Bonita School District COP, MBIA Insured, 7.00%, 3/01/16 .......................            480,000           482,506
  Santa Maria Water and Wastewater Revenue, COP, Series A, AMBAC Insured, 5.55%,
    8/01/27 ..................................................................................         21,000,000        23,011,380
  Santa Monica RDA Tax Allocation, Earthquake Recovery Redevelopment Project,
    AMBAC Insured, Pre-Refunded, 6.00%, 7/01/29 ..............................................         13,110,000        14,002,529
  Saugus USD, GO, Series B, FSA Insured, Pre-Refunded, 5.00%, 8/01/29 ........................          5,000,000         5,500,750
  Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional
      Facility Project, Series A,
       5.95%, 1/01/11 ........................................................................          1,880,000         1,902,203
       6.05%, 1/01/17 ........................................................................          5,135,000         5,196,055
  Simi Valley USD, GO, Election 2004, Series A, MBIA Insured, 5.00%, 8/01/26 .................          6,000,000         6,376,500
  Snowline Joint USD, CFD Special Tax, No. 2002-1, Series A,
      5.30%, 9/01/29 .........................................................................          1,615,000         1,664,338
      5.40%, 9/01/34 .........................................................................          2,000,000         2,061,300
  Solano County COP, GO, MBIA Insured, 5.00%, 11/01/32 .......................................         24,665,000        25,816,609
  Sonoma County Water Agency Water Revenue, Series A, FSA Insured, 5.00%, 7/01/36 ............          5,600,000         5,992,952
  South Gate Utility Authority Revenue, Water and Sewer Systems Project, FGIC Insured,
    5.00%, 10/01/32 ..........................................................................          6,475,000         6,779,843
  Southern California Public Power Authority Power Project Revenue,
      6.75%, 7/01/13 .........................................................................         10,000,000        11,595,800
      Series A, AMBAC Insured, ETM, zero cpn., 7/01/11 .......................................         12,000,000        10,164,600
      Series A, AMBAC Insured, ETM, zero cpn., 7/01/12 .......................................         16,890,000        13,743,055
      Series A, AMBAC Insured, ETM, zero cpn., 7/01/13 .......................................         16,000,000        12,515,200
  Southern California Public Power Authority Project Revenue, Magnolia Power Project,
    Series A, AMBAC Insured, 5.00%, 7/01/36 ..................................................         15,800,000        16,585,734
  Southern California Public Power Authority Transmission Project Revenue,
    Southern Transmission Project, 6.125%, 7/01/18 ...........................................          1,135,000         1,135,863
  Standard Elementary School District GO, Election of 2006, Series A, AMBAC Insured,
    5.00%, 11/01/30 ..........................................................................          5,000,000         5,352,300
  Stockton COP, Essential Services Building Parking Facility, Pre-Refunded,
      5.875%, 8/01/23 ........................................................................          2,295,000         2,445,506
      6.00%, 8/01/31 .........................................................................          6,585,000         7,036,929
  Stockton East Water District COP, 1990 Project, Series B, zero cpn., 4/01/16 ...............        103,885,000        67,076,467
  Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series A,
    FSA Insured, 5.95%, 7/01/17 ..............................................................          5,095,000         5,255,238


24 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Stockton Revenue COP, Wastewater System Project, Refunding, Series A, MBIA Insured,
    5.20%, 9/01/29 ...........................................................................   $     19,160,000   $    19,946,135
  Stockton Revenue, O'Connor Woods Housing Corp., Series A, 6.35%, 11/01/31 ..................          9,110,000         9,651,043
  Stockton USD, GO,
      Election of 2000, Series 2004, MBIA Insured, 5.00%, 1/01/27 ............................          5,030,000         5,284,669
      MBIA Insured, 5.00%, 1/01/28 ...........................................................          5,335,000         5,602,230
  Suisun City PFA Tax Allocation Revenue, Capital Appreciation Redevelopment Project,
    Series A, zero cpn., 10/01/28 ............................................................         17,855,000         6,103,553
  Sweetwater UHSD, COP, FSA Insured, 5.00%, 9/01/27 ..........................................          7,840,000         8,251,914
  Tahoe Forest Hospital District Revenue, Series A,
      5.90%, 7/01/29 .........................................................................          1,635,000         1,717,093
      Pre-Refunded, 5.90%, 7/01/29 ...........................................................          6,355,000         6,822,982
  Thousand Oaks RDA, MFR, The Shadows Apartments, Refunding, Series A, FNMA Insured,
    5.75%, 11/01/27 ..........................................................................          7,095,000         7,297,066
  Thousand Oaks SFHMR, Capital Appreciation, Series A, GNMA Secured, zero cpn., 9/01/23 ......             16,000            56,998
  Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
    Asset-Backed Bonds, Series B, Pre-Refunded, 5.00%, 6/01/28 ...............................         17,390,000        18,388,186
  Tobacco Securitization Authority Southern California Tobacco Settlement Revenue,
      Asset-Backed Bonds,
      Senior Series A, Pre-Refunded, 5.50%, 6/01/36 ..........................................         80,500,000        87,994,550
      Senior Series A, Pre-Refunded, 5.625%, 6/01/43 .........................................        123,165,000       135,381,736
      Sub Series B, Pre-Refunded, 6.00%, 6/01/43 .............................................         48,435,000        54,125,144
  Tobacco Securitization Authority Tobacco Settlement Revenue, Series A, Pre-Refunded,
      5.25%, 6/01/31 .........................................................................          6,800,000         7,259,068
      5.375%, 6/01/41 ........................................................................         30,250,000        32,445,242
  Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.50%, 6/01/31 ......          4,385,000         4,655,818
  Trabuco Canyon PFA, Special Tax Revenue, Refunding,
      Series A, FSA Insured, 6.00%, 10/01/10 .................................................         13,775,000        14,447,771
      Series A, FSA Insured, 6.10%, 10/01/15 .................................................         13,220,000        14,816,976
      Series C, FSA Insured, 6.00%, 7/01/12 ..................................................          3,040,000         3,220,363
      Series C, FSA Insured, 6.10%, 7/01/19 ..................................................          5,215,000         6,164,078
  Tracy COP, I-205 Corridor Improvement and Refinancing Project, AMBAC Insured,
    5.125%, 10/01/27 .........................................................................          5,000,000         5,205,700
  Tri-City Hospital District Revenue, Refunding, Series A, MBIA Insured, 5.625%, 2/15/17 .....          5,000,000         5,060,850
  Tulare Local Health Care District Health Facilities Revenue, California Mortgage Insured,
    5.20%, 12/01/21 ..........................................................................          4,455,000         4,587,180
  Tulare Sewer Revenue, XLCA Insured, 5.00%,
      11/15/36 ...............................................................................         15,925,000        16,738,608
      11/15/41 ...............................................................................         13,000,000        13,615,290
  Tustin CFD Special Tax, No. 04-01, John Lang Homes,
      5.375%, 9/01/29 ........................................................................          1,000,000         1,020,240
      5.50%, 9/01/34 .........................................................................          1,500,000         1,530,525
  Tustin USD, Special Tax, CFD No. 97-1, Pre-Refunded, 6.375%, 9/01/35 .......................          8,645,000         9,209,173
  Union City CRDA Tax Allocation Revenue, Community Redevelopment Project,
    AMBAC Insured, 5.75%, 10/01/33 ...........................................................          4,910,000         5,212,898
  University of California Hospital Revenue, UCLA Medical Center, Series A,
    AMBAC Insured, 5.00%, 5/15/34 ............................................................         10,000,000        10,499,200


                                         Quarterly Statement of Investments | 25

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  University of California Revenues,
      General, Refunding, Series J, FSA Insured, 4.50%, 5/15/35 ..............................   $     35,000,000   $    35,056,700
      Limited Project, Series B, FSA Insured, 5.00%, 5/15/33 .................................         15,000,000        15,859,650
      Multi Purpose Projects, Series O, FGIC Insured, 5.00%, 9/01/23 .........................          9,200,000         9,627,708
      Multi Purpose Projects, Series O, FGIC Insured, 5.00%, 9/01/26 .........................         13,430,000        14,030,992
      Research Facilities, Series E, AMBAC Insured, 5.00%, 9/01/31 ...........................          5,000,000         5,185,050
      Series O, FGIC Insured, 5.25%, 9/01/34 .................................................         61,235,000        64,728,457
  Upland COP,
      Refunding, 5.50%, 1/01/07 ..............................................................            435,000           435,000
      San Antonio Community Hospital, Refunding, 5.70%, 1/01/11 ..............................         11,210,000        11,710,863
  Vacaville PFAR, Local Agency, 8.65%, 9/02/18 ...............................................          4,620,000         4,442,777
  Vallejo PFA Local Agency Revenue, Hiddenbrooke Improvement District, Series A,
    5.80%, 9/01/31 ...........................................................................          4,785,000         4,943,958
  Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19 ...............          2,190,000         2,194,906
  Vista Community Development Commission Tax Allocation Revenue,
    Vista Redevelopment Project Area, 5.875%, 9/01/37 ........................................          5,000,000         5,263,050
  Vista USD, GO, Series B, FGIC Insured, 5.00%, 8/01/28 ......................................          6,000,000         6,325,980
  Washington Township Hospital District Revenue,
      AMBAC Insured, 5.25%, 7/01/23 ..........................................................          5,000,000         5,002,250
      Health Care District Revenue, 5.25%, 7/01/29 ...........................................          6,500,000         6,679,595
  West Basin Municipal Water District Revenue COP, 1992 Project, Refunding, Series A,
    AMBAC Insured, 5.50%, 8/01/22 ............................................................          4,000,000         4,080,320
  West Contra Costa USD, GO,
      Election of 2002, Series C, FGIC Insured, 5.00%, 8/01/34 ...............................         11,605,000        12,240,142
      Series A, FSA Insured, 5.00%, 8/01/35 ..................................................         32,000,000        33,944,640
  West Covina PFA Lease Revenue, Big League Dreams Project, Series A,
      5.00%, 6/01/30 .........................................................................          4,200,000         4,385,682
      5.00%, 6/01/36 .........................................................................          5,045,000         5,256,184
  West Hollywood COP, Refunding, MBIA Insured, 5.00%, 2/01/25 ................................          6,250,000         6,446,812
  West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured,
    5.00%, 9/01/34 ...........................................................................          5,000,000         5,555,800
  Westlands Water District Revenue COP, MBIA Insured, 5.00%,
      9/01/26 ................................................................................         13,150,000        13,809,341
      9/01/34 ................................................................................         13,500,000        14,120,865
  Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital,
      5.60%, 6/01/22 .........................................................................         14,285,000        15,306,949
      5.75%, 6/01/31 .........................................................................         28,000,000        30,175,880
  William S. Hart UHSD, GO, Series A, MBIA Insured, 5.00%, 9/01/27 ...........................          8,685,000         9,167,017
  Yucaipa Valley Water District Water System Revenue COP, Series A, MBIA Insured, 5.00%,
      9/01/29 ................................................................................         10,100,000        10,684,891
      9/01/34 ................................................................................         12,765,000        13,469,883
                                                                                                                    ---------------
  TOTAL CALIFORNIA (COST $11,666,859,091) ....................................................                       12,455,882,368
                                                                                                                    ---------------

  U.S. TERRITORIES 8.1%
  PUERTO RICO 8.0%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
      Refunding,
       5.50%, 5/15/39 ........................................................................          7,210,000         7,560,262
       5.625%, 5/15/43 .......................................................................         25,500,000        26,889,495


26 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  PUERTO RICO (CONTINUED)
  Puerto Rico Commonwealth GO, Public Improvement,
      Refunding, Series B, 5.25%, 7/01/32 ....................................................   $     20,000,000   $    21,565,000
      Refunding, Series B, 5.00%, 7/01/35 ....................................................         35,000,000        36,725,850
      Series A, 5.125%, 7/01/31 ..............................................................         95,185,000        98,322,298
      Series A, Pre-Refunded, 5.00%, 7/01/27 .................................................         26,750,000        28,614,742
      Series A, Pre-Refunded, 5.125%, 7/01/31 ................................................         47,740,000        50,775,309
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
    Series Y, 5.00%, 7/01/36 .................................................................         63,000,000        66,106,530
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series A, MBIA Insured, 5.00%, 7/01/38 .................................................        116,975,000       119,668,934
      Series B, Pre-Refunded, 6.00%, 7/01/31 .................................................         13,000,000        14,098,630
      Series B, Pre-Refunded, 6.00%, 7/01/39 .................................................         13,200,000        14,360,808
      Series D, Pre-Refunded, 5.375%, 7/01/36 ................................................         45,000,000        48,971,250
      Series D, Pre-Refunded, 5.75%, 7/01/41 .................................................         20,000,000        22,135,800
      Series K, 5.00%, 7/01/40 ...............................................................         30,000,000        31,307,100
      Series K, 5.00%, 7/01/45 ...............................................................         30,000,000        31,285,500
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
      5.00%, 7/01/46 .........................................................................         20,000,000        20,907,000
      Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ..................................         10,000,000        10,239,600
  Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
      AMBAC Insured, 5.00%, 7/01/31 ..........................................................         15,000,000        16,101,450
      FGIC Insured, 5.00%, 7/01/24 ...........................................................          6,505,000         6,993,265
  Puerto Rico Electric Power Authority Power Revenue,
      Series DD, MBIA Insured, 5.00%, 7/01/28 ................................................         23,250,000        23,936,108
      Series II, 5.25%, 7/01/31 ..............................................................         48,000,000        50,928,000
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 .................          6,800,000         7,429,408
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
      Refunding, Series D, 5.375%, 7/01/33 ...................................................         26,510,000        28,010,201
      Series D, Pre-Refunded, 5.375%, 7/01/33 ................................................         73,490,000        79,594,814
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
      5.50%, 8/01/29 .........................................................................         35,760,000        37,713,211
      Pre-Refunded, 5.50%, 8/01/29 ...........................................................        104,235,000       113,141,881
      Pre-Refunded, 5.75%, 8/01/30 ...........................................................         50,000,000        50,081,000
  University of Puerto Rico University Revenues, University System, Refunding, Series P,
      5.00%, 6/01/23 .........................................................................         10,000,000        10,624,100
      6/01/24 ................................................................................         15,410,000        16,347,082
      6/01/25 ................................................................................         10,000,000        10,592,200
      6/01/30 ................................................................................         10,000,000        10,536,600
                                                                                                                    ---------------
  TOTAL PUERTO RICO ..........................................................................                        1,111,563,428
                                                                                                                    ---------------


                                         Quarterly Statement of Investments | 27

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  VIRGIN ISLANDS 0.1%
  Virgin Islands PFAR, senior lien,
      Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ..................................   $      7,000,000   $     7,232,610
      Refunding, Series A, 5.50%, 10/01/14 ...................................................          3,865,000         3,999,386
                                                                                                                    ---------------
  TOTAL VIRGIN ISLANDS .......................................................................                           11,231,996
                                                                                                                    ---------------
  TOTAL U.S. TERRITORIES (COST $1,038,671,681)................................................                        1,122,795,424
                                                                                                                    ---------------
  TOTAL LONG TERM INVESTMENTS (COST $12,705,530,772)..........................................                       13,578,677,792
                                                                                                                    ---------------

  SHORT TERM INVESTMENTS 0.7%
  MUNICIPAL BONDS 0.7%
  CALIFORNIA 0.7%
b California Infrastructure and Economic Development Bank Insured Revenue, Rand Corp.,
    Series B, AMBAC Insured, Daily VRDN and Put, 3.75%, 4/01/42 ..............................          1,200,000         1,200,000
b California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series F, Daily VRDN and
    Put, 3.92%, 11/01/26 .....................................................................          7,200,000         7,200,000
b California State Department of Water Resources Power Supply Revenue,
      Refunding, Sub Series F-1, Daily VRDN and Put, 3.80%, 5/01/19 ..........................            100,000           100,000
      Refunding, Sub Series G-3, FSA Insured, Weekly VRDN and Put, 3.75%, 5/01/16 ............          1,300,000         1,300,000
      Series B-2, Daily VRDN and Put, 3.86%, 5/01/22 .........................................          6,000,000         6,000,000
      Series B-4, Daily VRDN and Put, 3.75%, 5/01/22 .........................................          6,400,000         6,400,000
      Series B-6, Daily VRDN and Put, 3.80%, 5/01/22 .........................................          2,300,000         2,300,000
b California State Economic Recovery Revenue,
      Series C-2, Weekly VRDN and Put, 3.75%, 7/01/23 ........................................          3,800,000         3,800,000
      Series C-3, Daily VRDN and Put, 3.75%, 7/01/23 .........................................          3,800,000         3,800,000
      Series C-5, Daily VRDN and Put, 3.73%, 7/01/23 .........................................          4,135,000         4,135,000
      Series C-16, FSA Insured, Weekly VRDN and Put, 3.75%, 7/01/23 ..........................            420,000           420,000
b California State GO,
      Kindergarten-University, Series A-4, Daily VRDN and Put, 3.73%, 5/01/34 ................          2,690,000         2,690,000
      Kindergarten-University, Series A-5, Daily VRDN and Put, 3.75%, 5/01/34 ................          2,800,000         2,800,000
      Kindergarten-University, Series B-3, Daily VRDN and Put, 3.80%, 5/01/34 ................          2,250,000         2,250,000
      Series A-2, Daily VRDN and Put, 3.75%, 5/01/33 .........................................          9,100,000         9,100,000
      Series A-3, Daily VRDN and Put, 3.75%, 5/01/33 .........................................            200,000           200,000
b California Statewide CDA Revenue, COP, John Muir/Mt. Diablo Health System, AMBAC Insured,
    Daily VRDN and Put, 3.86%, 8/15/27 .......................................................          3,600,000         3,600,000
b Irvine 1915 Act Special Assessment, AD No. 94-13, Daily VRDN and Put, 3.80%, 9/02/22 .......          4,950,000         4,950,000
b Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2,
    Daily VRDN and Put, 3.80%, 7/01/35 .......................................................         20,200,000        20,200,000
b Metropolitan Water District Southern California Waterworks Revenue,
      Refunding, Series B-1, Daily VRDN and Put, 3.80%, 7/01/35 ..............................          5,225,000         5,225,000
      Refunding, Series B-3, Daily VRDN and Put, 3.75%, 7/01/35 ..............................            600,000           600,000
      Series C-2, Daily VRDN and Put, 3.75%, 7/01/36 .........................................          4,800,000         4,800,000
b Newport Beach Revenue, Hoag Memorial Presbyterian Hospital, Series A,
    Weekly VRDN and Put, 3.88%, 10/01/26 .....................................................          1,400,000         1,400,000
b Orange County Sanitation District COP, Refunding, Series A, Daily VRDN and Put,
    3.83%, 8/01/29 ...........................................................................            200,000           200,000
                                                                                                                    ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $94,670,000) ............................................                           94,670,000
                                                                                                                    ---------------


28 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (COST $12,800,200,772) 99.3% .............................................                      $13,673,347,792
  OTHER ASSETS, LESS LIABILITIES 0.7% ........................................................                           97,377,809
                                                                                                                    ---------------
  NET ASSETS 100.0% ..........................................................................                      $13,770,725,601
                                                                                                                    ===============

a Security has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2006, the aggregate value of these securities was $6,562,866, representing 0.05% of net assets.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


Quarterly Statement of Investments | See Notes to Statement of Investments. | 29

Franklin California Tax-Free Income Fund

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT  -  Improvement Bond Act of 1915
ABAG      -  The Association of Bay Area Governments
ACA       -  American Capital Access Holdings Inc.
AD        -  Assessment District
AMBAC     -  American Municipal Bond Assurance Corp.
BART      -  Bay Area Rapid Transit
CDA       -  Community Development Authority/Agency
CFD       -  Community Facilities District
CHFCLP    -  California Health Facilities Construction Loan Program
COP       -  Certificate of Participation
CRDA      -  Community Redevelopment Authority/Agency
CSAC      -  County Supervisors Association of California
ETM       -  Escrow to Maturity
FGIC      -  Financial Guaranty Insurance Co.
FHA       -  Federal Housing Authority/Agency
FNMA      -  Federal National Mortgage Association
FSA       -  Financial Security Assurance Inc.
GO        -  General Obligation
HFA       -  Housing Finance Authority/Agency
HFAR      -  Housing Finance Authority/Agency Revenue
HMR       -  Home Mortgage Revenue
IDR       -  Industrial Development Revenue
MBIA      -  Municipal Bond Investors Assurance Corp.
MBS       -  Mortgage-Backed Securities
MFHR      -  Multi-Family Housing Revenue
MFMR      -  Multi-Family Mortgage Revenue
MFR       -  Multi-Family Revenue
MTA       -  Metropolitan Transit Authority
MUD       -  Municipal Utility District
PBA       -  Public Building Authority
PCFA      -  Pollution Control Financing Authority
PCR       -  Pollution Control Revenue
PFA       -  Public Financing Authority
PFAR      -  Public Financing Authority Revenue
RDA       -  Redevelopment Agency/Authority
RMR       -  Residential Mortgage Revenue
SFHMR     -  Single Family Home Mortgage Revenue
SFM       -  Single Family Mortgage
SFMR      -  Single Family Mortgage Revenue
UHSD      -  Unified/Union High School District
USD       -  Unified/Union School District
XLCA      -  XL Capital Assurance


30 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.

1. INCOME TAXES

At December 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .......................................     $12,787,983,849
                                                                ===============

Unrealized appreciation ...................................     $   891,428,804
Unrealized depreciation ...................................          (6,064,861)
                                                                ---------------
Net unrealized appreciation (depreciation) ................     $   885,363,943
                                                                ===============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 31


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date  February 27, 2007






                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 27, 2007


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration




I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 27, 2007


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer